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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2010

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
GLOBAL SECURITIES FUND
INTERNATIONAL STOCK FUND
TARGET RETIREMENT 2020 FUND
TARGET RETIREMENT 2030 FUND
TARGET RETIREMENT 2040 FUND

Conservative Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.04%

	Bond Funds - 71.95%
2,260,451	Dodge & Cox Income Fund	$ 29,589,308
1,699,579	Madison Mosaic Institutional
	Bond Fund (R)	18,270,470
4,690,969	MEMBERS Bond Fund,
	Class Y (R)	47,191,148
3,555,162	MEMBERS High Income Fund,
	Class Y (R)	24,246,207
1,170,515	PIMCO Investment Grade Corporate
	Bond Fund	13,086,358
918,284	Templeton Global Bond Fund	12,268,268
		144,651,759

	Foreign Stock Funds - 5.05%
994,315	MEMBERS International
	Stock Fund, Class Y (R)	10,161,902

	Money Market Funds - 1.03%
2,068,589	SSgA Prime Money Market Fund	2,068,589

	Stock Funds - 22.01%
213,515	Calamos Growth and Income Fund	6,065,970
529,833	MEMBERS Equity Income Fund,
	Class Y (R)*	5,531,462
1,111,076	MEMBERS Large Cap Growth Fund,
	Class Y (R)	16,332,819
1,396,945	MEMBERS Large Cap Value Fund,
	Class Y (R)	16,316,315
		44,246,566

	Total Investment Companies - 100.04%	201,128,816
	( Cost $193,984,738 )

NET OTHER ASSETS AND LIABILITIES - (0.04)%		(87,617)
TOTAL NET ASSETS - 100.00%		$ 201,041,199

*	Non-income producing.
(R)	Affiliated Company

Moderate Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Bond Funds - 46.60%
2,763,995	Dodge & Cox Income Fund	$ 36,180,693
1,634,068	Madison Mosaic Institutional
	Bond Fund (R)	17,566,234
4,943,613	MEMBERS Bond Fund,
	Class Y (R)	49,732,747
4,709,972	MEMBERS High Income Fund,
	Class Y (R)	32,122,007
1,369,235	PIMCO Investment Grade Corporate
	Bond Fund	15,308,049
1,366,641	Templeton Global Bond Fund	18,258,319
		169,168,049

	Foreign Stock Funds - 8.48%
3,013,803	MEMBERS International
	Stock Fund, Class Y (R)	30,801,066

	Money Market Funds - 0.97%
3,509,638	SSgA Prime Money Market Fund	3,509,638

	Stock Funds - 43.98%
974,360	Calamos Growth and Income Fund	27,681,568
1,518,087	Madison Mosaic Disciplined
	Equity Fund (R)	18,338,496
1,357,246	MEMBERS Equity Income Fund,
	Class Y (R)*	14,169,651
2,563,246	MEMBERS Large Cap Growth Fund,
	Class Y (R)	37,679,711
3,225,856	MEMBERS Large Cap Value Fund,
	Class Y (R)	37,677,994
1,925,389	MEMBERS Mid Cap Growth Fund,
	Class Y (R)*	10,859,192
1,369,524	MEMBERS Small Cap Value Fund,
	Class Y (R)	13,284,385
		159,690,997

	Total Investment Companies - 100.03%	363,169,750
	( Cost $353,243,664 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(108,503)
TOTAL NET ASSETS - 100.00%		$ 363,061,247

*	Non-income producing.
(R)	Affiliated Company

Aggressive Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.30%

	Bond Funds - 13.03%
429,658	MEMBERS Bond Fund,
	Class Y (R)	$ 4,322,360
1,010,289	MEMBERS High Income Fund,
	Class Y (R)	6,890,171
189,332	PIMCO Investment Grade Corporate
	Bond Fund	2,116,729
198,425	Templeton Global Bond Fund	2,650,952
		15,980,212

	Foreign Stock Funds - 11.06%
1,326,683	MEMBERS International
	Stock Fund, Class Y (R)	13,558,700

	Money Market Funds - 1.19%
1,457,397	SSgA Prime Money Market Fund	1,457,396

	Stock Funds - 75.02%
329,394	Calamos Growth and Income Fund	9,358,092
304,695	Fairholme Fund	10,347,457
564,839	Hussman Strategic Growth Fund	7,196,050
1,014,260	Madison Mosaic Disciplined
	Equity Fund (R)	12,252,258
427,396	MEMBERS Equity Income Fund,
	Class Y (R)*	4,462,018
999,295	MEMBERS Large Cap Growth Fund,
	Class Y (R)	14,689,641
1,261,180	MEMBERS Large Cap Value Fund,
	Class Y (R)	14,730,577
1,344,249	MEMBERS Mid Cap Growth Fund,
	Class Y (R)*	7,581,563
656,636	MEMBERS Small Cap Value Fund,
	Class Y (R)	6,369,365
112,936	T Rowe Price New Era Fund	5,001,920
		91,988,941

	Total Investment Companies - 100.30%	122,985,249
	( Cost $115,853,937 )

NET OTHER ASSETS AND LIABILITIES - (0.30)%		(369,796)
TOTAL NET ASSETS - 100.00%		$ 122,615,453

*	Non-income producing.
(R)	Affiliated Company

Money Market Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

COMMERCIAL PAPER - 17.55%				U.S. Treasury Bills - 3.45% (A)
			$3,000,000	0.130%, due 06/24/10	$ 2,999,094
	Financials - 8.63%
$3,500,000	Bank of America Corp.			Total U.S. Government
	0.010%, due 04/01/2010	$ 3,500,000		and Agency Obligations
4,000,000	General Electric Capital Corp.			( Cost $68,250,951 )	68,250,951
	0.010%, due 04/20/2010	3,999,705
		7,499,705		CERTIFICATE OF DEPOSIT - 2.14%
			1,858,770	State Street Eurodollar	1,858,770
	Health Care - 8.92%
4,000,000	Abbot Laboratories			Total Certificate of Deposit	1,858,770
	0.010%, due 04/19/2010	3,999,760		( Cost $1,858,770 )
3,750,000	Johnson & Johnson
	0.010%, due 05/03/2010	3,749,433	Shares
		7,749,193
			INVESTMENT COMPANY - 4.46%
	Total Commercial Paper	15,248,898
	( Cost $15,248,898 )		3,879,639	SSgA U.S. Treasury Money
				Market Fund	3,879,639
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.54%
				Total Investment Company	3,879,639
	Federal Home Loan Bank - 25.89% (A)			( Cost $3,879,639 )
2,000,000	0.080%, due 04/12/10	1,999,951
4,000,000	0.070%, due 04/14/10	3,999,899	TOTAL INVESTMENTS - 102.69%		89,238,258
2,000,000	0.120%, due 04/30/10	1,999,807	( Cost $89,238,258 )
1,500,000	0.090%, due 05/06/10	1,499,869	NET OTHER ASSETS AND LIABILITIES - (2.69)%		(2,334,557)
2,000,000	0.100%, due 05/25/10	1,999,700	TOTAL NET ASSETS - 100.00%		$ 86,903,701
2,000,000	0.200%, due 06/02/10	1,999,311
3,000,000	0.170%, due 06/09/10	2,999,023
3,500,000	0.180%, due 06/16/10	3,498,670	(A)	Rate noted represents annualized yield at time of
2,500,000	0.180%, due 06/18/10	2,499,025		purchase.
		22,495,255

	Federal Home Loan Mortgage Corp. - 22.95% (A)
1,950,000	0.090%, due 04/12/10	1,949,946
2,000,000	0.110%, due 04/13/10	1,999,927
3,000,000	0.110%, due 04/26/10	2,999,771
2,500,000	0.130%, due 05/13/10	2,499,621
4,000,000	0.160%, due 05/27/10	3,999,004
2,500,000	0.140%, due 06/01/10	2,499,407
1,500,000	0.145%, due 06/03/10	1,499,619
2,500,000	0.140%, due 06/08/10	2,499,339
		19,946,634

	Federal National Mortgage Association - 26.25% (A)
3,000,000	0.080%, due 04/05/10	2,999,973
3,000,000	0.070%, due 04/07/10	2,999,965
2,000,000	0.090%, due 04/09/10	1,999,960
3,000,000	0.090%, due 04/27/10	2,999,805
4,000,000	0.120%, due 05/12/10	3,999,453
2,000,000	0.140%, due 05/20/10	1,999,619
1,588,000	0.150%, due 05/25/10	1,587,643
725,000	0.140%, due 05/26/10	724,845
3,500,000	0.180%, due 06/14/10	3,498,705
		22,809,968

Bond Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

ASSET BACKED - 1.47%			CORPORATE NOTES AND BONDS (continued)

$ 652,045	ABSC Long Beach Home Equity Loan Trust,			Financials (continued)
	Series 2000-LB1, Class AF5 (M)		$ 1,680,000	General Electric Global Insurance
	8.550%, due 09/21/30	$ 613,497		Holding Corp.
3,820,000	Chase Issuance Trust,			7.750%, due 06/15/30	$ 1,802,296
	Series 2007-A17, Class A		2,750,000	Goldman Sachs Group, Inc./The
	5.120%, due 10/15/14	4,140,556		5.700%, due 09/01/12	2,982,496
3,500,000	New Century Home Equity Loan Trust,		2,725,000	HCP, Inc.
	Series 2003-5, Class AI5 (G)			6.700%, due 01/30/18	2,777,173
	5.500%, due 11/25/33	3,391,933	3,135,000	Lehman Brothers Holdings, Inc. (E)
2,475,000	Renaissance Home Equity Loan Trust,			5.750%, due 01/03/17	7,838
	Series 2005-4, Class M9		2,740,000	Merrill Lynch & Co., Inc.
	7.000%, due 02/25/36	23,414		6.150%, due 04/25/13	2,950,163
			1,060,000	Simon Property Group L.P.
	Total Asset Backed	8,169,400		5.875%, due 03/01/17	1,095,215
	( Cost $10,269,288 )		2,700,000	SLM Corp.
				5.125%, due 08/27/12	2,682,855
CORPORATE NOTES AND BONDS - 24.99%			750,000	UBS AG/Stamford CT
				5.750%, due 04/25/18	768,240
	Consumer Discretionary - 1.43%		2,000,000	US Bank NA/Cincinnati, OH
2,500,000	American Association of Retired Persons (C)			6.300%, due 02/04/14	2,230,436
	7.500%, due 05/01/31	2,577,515	2,735,000	Wells Fargo & Co.
1,140,000	DR Horton, Inc.			5.250%, due 10/23/12	2,944,696
	5.250%, due 02/15/15	1,100,100	2,065,000	Western Union Co./The
4,400,000	ERAC USA Finance LLC (C)			5.930%, due 10/01/16	2,283,663
	6.700%, due 06/01/34	4,254,928			32,726,476
		7,932,543
				Health Care - 3.40%
	Consumer Staples - 0.74%		2,600,000	Eli Lilly & Co.
1,165,000	PepsiCo, Inc./NC			6.570%, due 01/01/16	2,895,316
	4.650%, due 02/15/13	1,256,695	1,740,000	Genentech, Inc.
2,870,000	WM Wrigley Jr. Co.			5.250%, due 07/15/35	1,631,239
	4.300%, due 07/15/10	2,887,375	3,450,000	Medco Health Solutions, Inc.
		4,144,070		7.250%, due 08/15/13	3,900,722
			3,960,000	Merck & Co., Inc.
	Energy - 1.71%			5.750%, due 11/15/36	4,058,042
2,460,000	Hess Corp.		3,500,000	Quest Diagnostics, Inc./DE
	7.875%, due 10/01/29	2,947,476		5.450%, due 11/01/15	3,773,955
1,400,000	Transocean, Inc.		2,370,000	Wyeth
	6.000%, due 03/15/18	1,523,971		6.500%, due 02/01/34	2,641,742
2,310,000	Transocean, Inc.				18,901,016
	7.500%, due 04/15/31	2,708,517
2,275,000	Valero Energy Corp.			Industrials - 3.05%
	7.500%, due 04/15/32	2,344,656	760,000	Boeing Co./The
		9,524,620		8.625%, due 11/15/31	1,004,223
			1,380,000	Boeing Co./The
	Financials - 5.88%			6.875%, due 10/15/43	1,538,329
2,885,000	American General Finance Corp.		2,925,000	Burlington Northern Santa Fe LLC
	5.850%, due 06/01/13	2,701,275		8.125%, due 04/15/20	3,545,910
2,500,000	American General Finance Corp.,		3,200,000	General Electric Co.
	Series H			5.000%, due 02/01/13	3,449,513
	4.625%, due 09/01/10	2,496,227	1,450,000	Lockheed Martin Corp.
1,165,000	Bank of America Corp.			7.650%, due 05/01/16	1,745,029
	5.750%, due 12/01/17	1,194,444	1,268,000	Norfolk Southern Corp.
2,200,000	Bear Stearns Cos. LLC/The			5.590%, due 05/17/25	1,243,279
	7.250%, due 02/01/18	2,542,518	1,400,000	Norfolk Southern Corp.
1,250,000	General Electric Global Insurance			7.050%, due 05/01/37	1,621,089
	Holding Corp.
	7.000%, due 02/15/26	1,266,941

Bond Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED - 24.72%

	Industrials (continued)			Federal Home Loan Mortgage Corp. - 3.63%
$ 3,148	Southwest Airlines Co. 1994-A Pass		$ 2,327,853	5.000%, due 05/01/18 Pool # E96322	$ 2,486,374
	Through Trust, Series A3		87,053	8.000%, due 06/01/30 Pool # C01005	100,381
	8.700%, due 07/01/11	$ 3,261	373,098	7.000%, due 03/01/31 Pool # C48129	418,269
2,465,000	Waste Management, Inc.		3,357,619	5.000%, due 07/01/33 Pool # A11325	3,490,096
	7.125%, due 12/15/17	2,814,086	484,978	6.000%, due 10/01/34 Pool # A28439	525,451
		16,964,719	539,697	6.000%, due 10/01/34 Pool # A28598	584,736
			4,915,938	5.500%, due 11/01/34 Pool # A28282	5,210,200
	Information Technology - 0.98%		494,222	5.000%, due 04/01/35 Pool # A32314	511,714
2,400,000	Cisco Systems, Inc.		1,119,706	5.000%, due 04/01/35 Pool # A32315	1,159,336
	5.500%, due 02/22/16	2,674,356	1,231,541	5.000%, due 04/01/35 Pool # A32316	1,275,129
2,640,000	Xerox Corp.		333,551	5.000%, due 04/01/35 Pool # A32509	345,356
	6.875%, due 08/15/11	2,803,295	3,942,476	5.000%, due 01/01/37 Pool # A56371	4,076,468
		5,477,651			20,183,510

	Materials - 1.08%			Federal National Mortgage Association - 21.00%
585,000	EI Du Pont de Nemours & Co.		1,610,523	4.000%, due 04/01/15 Pool # 255719	1,657,090
	5.000%, due 01/15/13	631,680	2,221,037	5.500%, due 04/01/16 Pool # 745444	2,336,427
2,250,000	Westvaco Corp.		127,235	6.000%, due 05/01/16 Pool # 582558	137,769
	8.200%, due 01/15/30	2,473,353	473,910	5.500%, due 09/01/17 Pool # 657335	510,995
3,000,000	Weyerhaeuser Co.		802,004	5.500%, due 02/01/18 Pool # 673194	864,763
	7.375%, due 03/15/32	2,891,289	2,779,528	5.000%, due 05/01/20 Pool # 813965	2,957,515
		5,996,322	2,503,016	4.500%, due 09/01/20 Pool # 835465	2,624,279
			321,494	6.000%, due 05/01/21 Pool # 253847	350,988
	Telecommunication Services - 2.14%		137,376	7.000%, due 12/01/29 Pool # 762813	153,394
3,080,000	Comcast Cable Communications		159,927	7.000%, due 11/01/31 Pool # 607515	179,667
	Holdings, Inc.		287,862	6.500%, due 03/01/32 Pool # 631377	318,047
	9.455%, due 11/15/22	4,115,401	5,164	7.000%, due 04/01/32 Pool # 641518	5,804
4,225,000	New Cingular Wireless Services, Inc.		349,843	7.000%, due 05/01/32 Pool # 644591	393,025
	7.875%, due 03/01/11	4,496,329	2,449,567	6.500%, due 06/01/32 Pool # 545691	2,706,425
3,000,000	Rogers Communications, Inc. (D)		3,268,124	5.500%, due 04/01/33 Pool # 690206	3,468,346
	6.250%, due 06/15/13	3,306,129	4,685,634	5.000%, due 10/01/33 Pool # 254903	4,861,723
		11,917,859	4,296,523	5.500%, due 11/01/33 Pool # 555880	4,559,749
			94,435	5.000%, due 05/01/34 Pool # 782214	97,837
	Utilities - 4.58%		1,189,162	5.000%, due 06/01/34 Pool # 778891	1,231,993
2,000,000	Energy East Corp.		4,744,324	5.500%, due 06/01/34 Pool # 780384	5,024,607
	8.050%, due 11/15/10	2,090,334	83,687	7.000%, due 07/01/34 Pool # 792636	93,077
3,445,000	Indianapolis Power & Light Co. (C)		521,162	5.500%, due 08/01/34 Pool # 793647	551,951
	6.050%, due 10/01/36	3,370,702	2,476,268	5.500%, due 03/01/35 Pool # 810075	2,617,917
2,925,000	Interstate Power & Light Co.		2,894,677	5.500%, due 03/01/35 Pool # 815976	3,060,259
	6.250%, due 07/15/39	3,059,424	2,840,259	5.500%, due 07/01/35 Pool # 825283	3,002,729
2,400,000	Progress Energy, Inc.		3,773,086	5.000%, due 08/01/35 Pool # 829670	3,903,090
	7.750%, due 03/01/31	2,830,133	1,525,860	5.500%, due 08/01/35 Pool # 826872	1,613,143
3,250,000	Sierra Pacific Power Co., Series M		2,915,565	5.000%, due 09/01/35 Pool # 820347	3,016,023
	6.000%, due 05/15/16	3,532,964	3,034,765	5.000%, due 09/01/35 Pool # 835699	3,139,330
3,500,000	Southern Power Co., Series B		4,966,971	5.000%, due 10/01/35 Pool # 797669	5,138,111
	6.250%, due 07/15/12	3,827,114	798,887	5.500%, due 10/01/35 Pool # 836912	844,586
2,165,000	Southwestern Electric Power Co.,		3,635,766	5.000%, due 11/01/35 Pool # 844809	3,761,038
	Series E		3,528,523	5.000%, due 12/01/35 Pool # 850561	3,650,100
	5.550%, due 01/15/17	2,259,959	1,217,749	5.500%, due 02/01/36 Pool # 851330	1,287,407
1,165,000	Virginia Electric and Power Co.		1,379,752	5.500%, due 10/01/36 Pool # 896340	1,456,522
	5.100%, due 11/30/12	1,268,010	6,196,569	5.500%, due 10/01/36 Pool # 901723	6,541,347
3,000,000	Wisconsin Electric Power Co.		3,618,865	6.500%, due 10/01/36 Pool # 894118	3,932,743
	6.500%, due 06/01/28	3,227,553	4,286,874	6.000%, due 11/01/36 Pool # 902510	4,634,419
		25,466,193	3,807,366	5.500%, due 02/01/37 Pool # 905140	4,019,208
			3,322,248	5.500%, due 05/01/37 Pool # 899323	3,505,354
	Total Corporate Notes and Bonds	139,051,469	2,260,096	5.500%, due 05/01/37 Pool # 928292	2,384,661
	( Cost $137,597,767 )

Bond Fund (concluded)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

MORTGAGE BACKED (continued)			U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

	Federal National Mortgage Association (continued)			U.S. Treasury Notes (continued)
$ 4,175,064	6.000%, due 10/01/37 Pool # 947563	$ 4,441,940	$19,750,000	2.750%, due 02/15/19	$ 18,332,009
4,901,581	5.500%, due 07/01/38 Pool # 986973	5,171,732	4,000,000	3.375%, due 11/15/19	3,859,688
5,146,483	5.000%, due 08/01/38 Pool # 988934	5,316,281			205,063,320
4,885,767	6.500%, due 08/01/38 Pool # 987711	5,300,856
		116,824,267		Total U.S. Government
				and Agency Obligations
	Government National Mortgage Association - 0.09%			( Cost $232,628,196 )	238,281,111
60,825	8.000%, due 10/20/15 Pool # 002995	65,987
206,650	6.500%, due 02/20/29 Pool # 002714	228,153	CERTIFICATE OF DEPOSIT - 0.70%
163,712	6.500%, due 04/20/31 Pool # 003068	180,538
		474,678	3,916,730	State Street Eurodollar
				0.010%, due 04/01/10	3,916,730
	Total Mortgage Backed	137,482,455
	( Cost $129,248,289 )			Total Certificate of Deposit	3,916,730
				( Cost $3,916,730 )
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.83%
			Shares
	Federal Farm Credit Bank - 0.82%
4,000,000	5.875%, due 10/03/16	4,574,780	INVESTMENT COMPANY - 4.49%

	Federal Home Loan Mortgage Corp. - 1.56%		24,963,197	SSgA Prime Money Market Fund	24,963,197
2,500,000	4.875%, due 11/15/13	2,743,548
5,500,000	4.500%, due 01/15/14	5,953,304		Total Investment Company	24,963,197
		8,696,852		( Cost $24,963,197 )

	Federal National Mortgage Association - 1.23%		TOTAL INVESTMENTS - 99.20%		551,864,362
2,400,000	5.250%, due 08/01/12	2,584,080	( Cost $538,623,467 )
3,905,000	4.625%, due 10/15/14	4,241,123	NET OTHER ASSETS AND LIABILITIES - 0.80%		4,471,219
		6,825,203	TOTAL NET ASSETS - 100.00%		$ 556,335,581
	U.S. Treasury Bonds - 2.36%
7,350,000	6.625%, due 02/15/27	9,240,332
4,000,000	4.500%, due 05/15/38	3,880,624	(C)	Security sold within terms of a private placement
		13,120,956		memorandum exempt from registration under section
				144A of the Securities Act of 1933, as amended,
	U.S. Treasury Notes - 36.86%			and may be sold only to dealers in that program or
9,625,000	3.875%, due 05/15/10	9,667,485		other "qualified institutional investors." The
13,000,000	4.500%, due 11/15/10	13,339,222		securities have been determined to be liquid under
5,000,000	0.875%, due 01/31/11	5,020,310		guidelines established by the Board of Trustees.
12,050,000	0.875%, due 02/28/11	12,099,429	(D)	Notes and bonds, issued by foreign entities,
1,485,000	4.750%, due 03/31/11	1,548,402		denominated in U.S. dollars. The aggregate of
5,000,000	1.000%, due 07/31/11	5,025,780		these securities is 0.59% of total net assets.
23,100,000	4.625%, due 12/31/11	24,604,203	(E)	In Default. Issuer is bankrupt.
11,400,000	1.375%, due 02/15/12	11,488,612	(G)	Floating rate or variable rate note.
6,425,000	4.625%, due 02/29/12	6,873,247		Rate shown is as of March 31, 2010.
2,625,000	1.375%, due 05/15/12	2,641,202	(M)	Stated interest rate is contingent upon sufficient
6,000,000	4.875%, due 06/30/12	6,496,404		collateral market value. If collateral market
4,000,000	3.625%, due 05/15/13	4,243,436		value falls below a stated level, the issuer will
2,710,000	3.125%, due 08/31/13	2,827,717		either initiate a clean-up call or increase the
9,500,000	4.000%, due 02/15/14	10,210,277		stated interest rate.
10,000,000	1.875%, due 02/28/14	9,915,620
11,200,000	4.250%, due 08/15/14	12,145,000
3,600,000	2.375%, due 09/30/14	3,601,123
20,000,000	2.625%, due 12/31/14	20,143,760
1,750,000	2.500%, due 03/31/15	1,745,082
8,900,000	4.250%, due 08/15/15	9,609,223
9,100,000	4.250%, due 11/15/17	9,626,089
High Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS - 94.91%				Chemicals (continued)
			$ 600,000	Huntsman International LLC
	Aerospace/Defense - 0.79%			7.875%, due 11/15/14	$ 606,000
$ 250,000	Alliant Techsystems, Inc.		500,000	Huntsman International LLC (C)
	6.750%, due 04/01/16	$ 251,250		5.500%, due 06/30/16	453,750
500,000	Moog, Inc.				2,279,750
	7.250%, due 06/15/18	490,000
		741,250		Consumer Products - 4.20%
			250,000	ACCO Brands Corp. (C)
	Apparel/Textiles - 0.68%			10.625%, due 03/15/15	273,125
400,000	Iconix Brand Group, Inc. (P)		500,000	ACCO Brands Corp.
	1.875%, due 06/30/12	372,500		7.625%, due 08/15/15	468,125
250,000	Levi Strauss & Co.		500,000	Central Garden and Pet Co.
	9.750%, due 01/15/15	261,875		8.250%, due 03/01/18	506,875
		634,375	250,000	Easton-Bell Sports, Inc. (C)
				9.750%, due 12/01/16	263,125
	Automotive - 4.46%		500,000	Jarden Corp.
500,000	American Axle & Manufacturing			7.500%, due 05/01/17	506,875
	Holdings, Inc. (C)		900,000	Leslie's Poolmart
	9.250%, due 01/15/17	531,250		7.750%, due 02/01/13	911,250
250,000	American Axle & Manufacturing, Inc.		250,000	Sealy Mattress Co.
	7.875%, due 03/01/17	233,125		8.250%, due 06/15/14	250,000
250,000	ArvinMeritor, Inc. (P)		750,000	Visant Holding Corp.
	4.625%, due 03/01/26	239,687		8.750%, due 12/01/13	768,750
500,000	Ford Motor Credit Co. LLC				3,948,125
	8.125%, due 01/15/20	524,486
500,000	Goodyear Tire & Rubber Co./The			Environmental - 2.89%
	10.500%, due 05/15/16	540,000	1,000,000	Casella Waste Systems, Inc.
500,000	KAR Auction Services, Inc.			9.750%, due 02/01/13	1,000,000
	8.750%, due 05/01/14	510,000	200,000	Covanta Holding Corp. (P)
500,000	Penske Auto Group, Inc.			1.000%, due 02/01/27	187,750
	7.750%, due 12/15/16	481,250	500,000	Waste Services, Inc.
500,000	Sonic Automotive, Inc., Series B			9.500%, due 04/15/14	515,000
	8.625%, due 08/15/13	514,375	1,000,000	WCA Waste Corp.
250,000	Tenneco, Inc.			9.250%, due 06/15/14	1,007,500
	8.625%, due 11/15/14	253,750			2,710,250
350,000	Tenneco, Inc.
	8.125%, due 11/15/15	357,875		Finance - 0.59%
		4,185,798	600,000	CIT Group, Inc./New
				7.000%, due 05/01/16	553,500
	Beverage/Food - 1.12%
500,000	Constellation Brands, Inc.			Food & Drug Retailers - 2.74%
	7.250%, due 05/15/17	512,500	750,000	Ingles Markets, Inc.
180,000	Michael Foods, Inc.			8.875%, due 05/15/17	783,750
	8.000%, due 11/15/13	184,950	500,000	Pinnacle Foods Finance LLC/
350,000	NBTY, Inc.			Pinnacle Foods Finance Corp. (C)
	7.125%, due 10/01/15	352,625		9.250%, due 04/01/15	512,500
		1,050,075	250,000	Stater Brothers Holdings
				8.125%, due 06/15/12	251,250
	Building Materials - 0.54%		500,000	Stater Brothers Holdings
500,000	USG Corp.			7.750%, due 04/15/15	505,000
	9.500%, due 01/15/18	505,625	500,000	Tops Markets LLC (C)
				10.125%, due 10/15/15	520,000
	Chemicals - 2.43%				2,572,500
500,000	Ferro Corp. (P)
	6.500%, due 08/15/13	481,250		Forestry/Paper - 0.66%
750,000	Hexion Finance Escrow LLC/		250,000	Cascades, Inc. (C)(D)
	Hexion Escrow Corp. (C)			7.875%, due 01/15/20	251,250
	8.875%, due 02/01/18	738,750	350,000	Graphic Packaging International, Inc.
				9.500%, due 06/15/17	373,625
					624,875
High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Investment Management - 1.03%
			$ 1,000,000	Nuveen Investments, Inc.
	Gaming - 5.96%			10.500%, due 11/15/15	$ 970,000
$ 500,000	Ameristar Casinos, Inc.
	9.250%, due 06/01/14	$ 523,750		Media - Broadcasting - 3.17%
500,000	Boyd Gaming Corp.		564,000	Allbritton Communications Co.
	6.750%, due 04/15/14	436,250		7.750%, due 12/15/12	565,410
650,000	Global Cash Access, Inc./		250,000	Belo Corp.
	Global Cash Finance Corp.			8.000%, due 11/15/16	260,625
	8.750%, due 03/15/12	650,812	210,000	Lamar Media Corp.
750,000	Isle of Capri Casinos, Inc.			7.250%, due 01/01/13	211,575
	7.000%, due 03/01/14	641,250	250,000	Lamar Media Corp.
1,250,000	MGM Mirage			6.625%, due 08/15/15	242,812
	8.375%, due 02/01/11	1,246,875	500,000	Lamar Media Corp., Series C
300,000	Penn National Gaming, Inc.			6.625%, due 08/15/15	480,625
	6.750%, due 03/01/15	295,125	500,000	LIN Television Corp.
250,000	Penn National Gaming, Inc. (C)			6.500%, due 05/15/13	492,500
	8.750%, due 08/15/19	253,750	250,000	Sirius XM Radio, Inc. (P)
300,000	Pinnacle Entertainment, Inc.			3.250%, due 10/15/11	238,125
	8.250%, due 03/15/12	297,750	500,000	XM Satellite Radio, Inc. (C)(P)
500,000	Pinnacle Entertainment, Inc. (C)			7.000%, due 12/01/14	486,250
	8.625%, due 08/01/17	488,750			2,977,922
750,000	Scientific Games International, Inc. (C)
	7.875%, due 06/15/16	759,375		Media - Cable - 2.71%
		5,593,687	600,000	Mediacom Broadband LLC/
				Mediacom Broadband Corp.
	General Industrial & Manufacturing - 2.16%			8.500%, due 10/15/15	613,500
750,000	Baldor Electric Co.		500,000	Mediacom LLC/
	8.625%, due 02/15/17	793,125		Mediacom Capital Corp. (C)
750,000	Terex Corp.			9.125%, due 08/15/19	515,625
	8.000%, due 11/15/17	729,375	500,000	Viasat, Inc. (C)
650,000	Trinity Industries, Inc. (P)			8.875%, due 09/15/16	511,250
	3.875%, due 06/01/36	509,438	850,000	Virgin Media Finance PLC (D)
		2,031,938		9.125%, due 08/15/16	903,125
					2,543,500
	Health Care - 6.41%
250,000	Accellent, Inc.			Media - Diversified & Services - 5.25%
	10.500%, due 12/01/13	253,750	400,000	GeoEye, Inc. (C)
250,000	Biomet, Inc.			9.625%, due 10/01/15	409,000
	10.000%, due 10/15/17	275,625	1,000,000	Hughes Network Systems LLC/
750,000	Biomet, Inc.			HNS Finance Corp.
	11.625%, due 10/15/17	840,000		9.500%, due 04/15/14	1,027,500
250,000	HCA, Inc./DE		500,000	Intelsat Jackson Holdings S.A. (D)
	5.750%, due 03/15/14	235,938		11.250%, due 06/15/16	541,250
950,000	HCA, Inc./DE		1,250,000	Intelsat Luxembourg S.A. (D)
	9.250%, due 11/15/16	1,009,969		11.250%, due 02/04/17	1,321,875
500,000	Hologic, Inc. (P)		500,000	Intelsat S.A. (D)
	2.000%, due 12/15/37	447,500		6.500%, due 11/01/13	488,750
500,000	IASIS Healthcare LLC/		250,000	Interpublic Group of Cos., Inc. (P)
	IASIS Capital Corp.			4.250%, due 03/15/23	260,312
	8.750%, due 06/15/14	509,375	500,000	Liberty Media LLC (P)
550,000	Omnicare, Inc., Series OCR (P)			3.125%, due 03/30/23	530,625
	3.250%, due 12/15/35	465,437	100,000	Telesat Canada/Telesat LLC
500,000	Service Corp. International/US			11.000%, due 11/01/15	111,250
	7.375%, due 10/01/14	512,500	250,000	WMG Acquisition Corp.
500,000	Stewart Enterprises, Inc.			7.375%, due 04/15/14	240,000
	6.250%, due 02/15/13	492,500			4,930,562
1,000,000	Vanguard Health Holding Co., II LLC/
	Vanguard Holdings Co., II, Inc. (C)
	8.000%, due 02/01/18	972,500
		6,015,094
High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Support Services - 10.25%
			$ 250,000	Affinion Group, Inc.
	Non Food & Drug Retailers - 4.35%			10.125%, due 10/15/13	$ 256,250
$ 250,000	Bon-Ton Department Stores, Inc./The		750,000	Affinion Group, Inc.
	10.250%, due 03/15/14	$ 243,750		11.500%, due 10/15/15	768,750
250,000	Ltd. Brands, Inc.		1,750,000	ARAMARK Corp.
	6.900%, due 07/15/17	255,000		8.500%, due 02/01/15	1,789,375
250,000	Michaels Stores, Inc. (B)		500,000	Avis Budget Car Rental LLC/
	0.000%, due 11/01/16	221,250		Avis Budget Finance, Inc.
1,500,000	Michaels Stores, Inc.			7.625%, due 05/15/14	495,000
	11.375%, due 11/01/16	1,620,000	1,000,000	FTI Consulting, Inc.
200,000	Toys R US, Inc.			7.750%, due 10/01/16	1,020,000
	7.875%, due 04/15/13	205,000	500,000	Hertz Corp./The
800,000	Toys R US, Inc.			8.875%, due 01/01/14	513,750
	7.375%, due 10/15/18	768,000	200,000	Hertz Corp./The
750,000	Yankee Acquisition Corp./			10.500%, due 01/01/16	214,750
	MA, Series B		500,000	Iron Mountain, Inc.
	8.500%, due 02/15/15	772,500		7.750%, due 01/15/15	504,375
		4,085,500	500,000	Mac-Gray Corp.
				7.625%, due 08/15/15	490,625
	Oil & Gas - 5.84%		900,000	RSC Equipment Rental, Inc.
500,000	Chesapeake Energy Corp.			9.500%, due 12/01/14	891,000
	6.250%, due 01/15/18	476,250	750,000	ServiceMaster Co./The, PIK (C)
500,000	Cimarex Energy Co.			10.750%, due 07/15/15	787,500
	7.125%, due 05/01/17	510,000	550,000	United Rentals North America, Inc.
400,000	Complete Production Services, Inc.			7.750%, due 11/15/13	528,000
	8.000%, due 12/15/16	396,000	250,000	United Rentals North America, Inc.
250,000	Continental Resources, Inc./OK			10.875%, due 06/15/16	271,875
	8.250%, due 10/01/19	265,000	600,000	West Corp./Old
1,000,000	EXCO Resources, Inc.			9.500%, due 10/15/14	616,500
	7.250%, due 01/15/11	1,002,500	450,000	West Corp./Old
150,000	Helix Energy Solutions Group, Inc. (C)			11.000%, due 10/15/16	477,000
	9.500%, due 01/15/16	154,500			9,624,750
500,000	Helix Energy Solutions Group, Inc. (P)
	3.250%, due 12/15/25	449,375		Technology - 4.98%
750,000	Key Energy Services, Inc.		250,000	Advanced Micro Devices, Inc. (C)
	8.375%, due 12/01/14	758,438		8.125%, due 12/15/17	257,500
500,000	Mariner Energy, Inc.		240,000	Da-Lite Screen Co., Inc.
	8.000%, due 05/15/17	491,250		9.500%, due 05/15/11	245,400
500,000	Petroplus Finance, Ltd. (C)(D)		600,000	Sanmina-SCI Corp.
	7.000%, due 05/01/17	430,000		8.125%, due 03/01/16	603,750
500,000	Plains Exploration & Production Co.		500,000	SAVVIS, Inc. (P)
	10.000%, due 03/01/16	552,500		3.000%, due 05/15/12	463,750
		5,485,813	1,500,000	Sungard Data Systems, Inc.
				9.125%, due 08/15/13	1,537,500
	Packaging - 1.65%		750,000	Sungard Data Systems, Inc.
500,000	Graham Packaging Co., L.P./			10.625%, due 05/15/15	817,500
	GPC Capital Corp. I		750,000	Syniverse Technologies, Inc., Series B
	9.875%, due 10/15/14	518,750		7.750%, due 08/15/13	755,625
1,000,000	Reynolds Group Issuer, Inc./				4,681,025
	Reynolds Group Issuer LLC (C)
	7.750%, due 10/15/16	1,027,500		Telecommunications - 9.95%
		1,546,250	500,000	Cincinnati Bell, Inc.
				8.375%, due 01/15/14	514,375
	Printing & Publishing - 1.08%		700,000	Cincinnati Bell Telephone Co. LLC
500,000	Cenveo Corp. (C)			6.300%, due 12/01/28	553,000
	8.875%, due 02/01/18	505,625	150,000	Level 3 Communications, Inc. (P)
500,000	Reader's Digest Association, Inc./			5.250%, due 12/15/11	146,062
	The (C)(G)
	9.500%, due 02/15/17	510,000
		1,015,625
High Income Fund (concluded)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Utilities (continued)
			$ 250,000	Mirant North America LLC
	Telecommunications (continued)			7.375%, due 12/31/13	$ 249,375
$ 350,000	Level 3 Communications, Inc. (P)		750,000	NRG Energy, Inc.
	3.500%, due 06/15/12	$ 322,438		7.375%, due 02/01/16	744,375
1,000,000	Nordic Telephone Co. Holdings ApS (C)(D)		500,000	RRI Energy, Inc.
	8.875%, due 05/01/16	1,072,500		7.625%, due 06/15/14	467,500
500,000	PAETEC Holding Corp. (C)				6,465,000
	8.875%, due 06/30/17	513,750
500,000	Qwest Communications			Total Corporate Notes and Bonds	89,118,252
	International, Inc.			( Cost $84,596,997 )
	7.500%, due 02/15/14	508,750
500,000	Qwest Communications		Shares
	International, Inc., Series B
	7.500%, due 02/15/14	508,750	INVESTMENT COMPANY - 3.58%
650,000	SBA Communications Corp. (P)
	1.875%, due 05/01/13	687,375	3,359,887	SSgA Prime Money Market Fund (N)	3,359,887
1,000,000	Sprint Nextel Corp.
	8.375%, due 08/15/17	1,005,000		Total Investment Company	3,359,887
500,000	tw telecom holdings, inc. (C)			( Cost $3,359,887 )
	8.000%, due 03/01/18	511,250
1,500,000	Wind Acquisition Finance S.A. (C)(D)		TOTAL INVESTMENTS - 98.49%		92,478,139
	11.750%, due 07/15/17	1,657,500	( Cost $87,956,884 )
600,000	Windstream Corp.		NET OTHER ASSETS AND LIABILITIES - 1.51%		1,416,395
	8.625%, due 08/01/16	613,500	TOTAL NET ASSETS - 100.00%		$ 93,894,534
500,000	Windstream Corp.
	7.875%, due 11/01/17	492,500
250,000	Windstream Corp.		(B)	Represents a security with a specified coupon
	7.000%, due 03/15/19	233,125		until a predetermined date, at which time the
		9,339,875		stated rate is adjusted to a new contract rate.
			(C)	Security sold within terms of a private placement
	Transportation - 2.14%			memorandum exempt from registration under section
500,000	Bristow Group, Inc.			144A of the Securities Act of 1933, as amended,
	6.125%, due 06/15/13	498,750		and may be sold only to dealers in that program or
750,000	Bristow Group, Inc.			other "qualified institutional investors." The
	7.500%, due 09/15/17	757,500		securities have been determined to be liquid under
755,000	Gulfmark Offshore, Inc.			guidelines established by the Board of Trustees.
	7.750%, due 07/15/14	749,338	(D)	Notes and bonds, issued by foreign entities,
		2,005,588		denominated in U.S. dollars. The aggregate of
				these securities is 7.10% of total net assets.
	Utilities - 6.88%		(G)	Floating rate or variable rate note.
500,000	AES Corp./The			Rate shown is as of March 31, 2010.
	8.000%, due 06/01/20	498,125	(H)	Security purchased on a delayed delivery or
500,000	Calpine Corp. (C)			when-issued basis. Rate shown is at issue date.
	7.250%, due 10/15/17	491,250	(N)	Security segregated for forward or when-issued
1,000,000	Ferrellgas Partners L.P./			purchase commitments outstanding as of
	Ferrellgas Partners Finance Corp.			March 31, 2010.
	8.750%, due 06/15/12	1,012,500	(P)	Convertible.
500,000	Ferrellgas Partners L.P./		PIK	Payment in Kind.
	Ferrellgas Partners Finance Corp. (H)		PLC	Public Limited Company.
	8.625%, due 06/15/20	500,000
1,000,000	MarkWest Energy Partners L.P./
	MarkWest Energy Finance Corp., Series B
	8.750%, due 04/15/18	1,026,250
750,000	Mirant Americas Generation LLC
	8.300%, due 05/01/11	770,625
750,000	Mirant Americas Generation LLC
	8.500%, due 10/01/21	705,000

Diversified Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 46.02%				Information Technology - 3.33%
			58,600	Automatic Data Processing, Inc.	$ 2,605,942
	Consumer Discretionary - 2.83%		334,200	Intel Corp.	7,439,292
60,000	Darden Restaurants, Inc.	$ 2,672,400	107,000	Maxim Integrated Products, Inc.	2,074,730
76,400	McDonald's Corp.	5,097,408	68,000	Paychex, Inc.	2,087,600
26,800	VF Corp.	2,148,020			14,207,564
56,000	Yum! Brands, Inc.	2,146,480
		12,064,308		Materials - 1.45%
			109,300	EI du Pont de Nemours & Co.	4,070,332
	Consumer Staples - 8.39%		46,000	Nucor Corp.	2,087,480
192,500	Altria Group, Inc.	3,950,100			6,157,812
92,200	Avon Products, Inc.	3,122,814
31,000	Clorox Co.	1,988,340		Telecommunication Services - 3.51%
89,900	Coca-Cola Co./The	4,944,500	298,015	AT&T, Inc.	7,700,708
49,800	Kimberly-Clark Corp.	3,131,424	52,000	CenturyTel, Inc.	1,843,920
112,018	Kraft Foods, Inc., Class A	3,387,424	174,100	Verizon Communications, Inc.	5,400,582
74,700	PepsiCo, Inc./NC	4,942,152			14,945,210
140,000	Philip Morris International, Inc.	7,302,400
102,100	Sysco Corp.	3,011,950		Utilities - 3.27%
		35,781,104	45,000	Consolidated Edison, Inc.	2,004,300
			122,000	Duke Energy Corp.	1,991,040
	Energy - 4.07%		54,700	Exelon Corp.	2,396,407
128,200	Chevron Corp.	9,721,406	61,300	FirstEnergy Corp.	2,396,217
89,600	ConocoPhillips	4,584,832	47,000	Progress Energy, Inc.	1,849,920
96,500	Marathon Oil Corp.	3,053,260	99,700	Southern Co.	3,306,052
		17,359,498			13,943,936

	Financials - 5.93%			Total Common Stocks	196,179,260
43,000	Aflac, Inc.	2,334,470		( Cost $175,282,368 )
109,100	Bank of New York Mellon Corp./The	3,369,008
63,000	Morgan Stanley	1,845,270	Par Value
117,600	NYSE Euronext	3,482,136
38,500	Travelers Cos., Inc./The	2,076,690	ASSET BACKED - 1.13%
102,000	US Bancorp	2,639,760
218,000	Wells Fargo & Co.	6,784,160	$ 599,648	ABSC Long Beach Home Equity Loan
88,000	Willis Group Holdings PLC	2,753,520		Trust, Series 2000-LB1, Class AF5 (M)
		25,285,014		8.550%, due 09/21/30	564,199
			1,975,000	CarMax Auto Owner Trust, Series
	Health Care - 6.96%			2007-2, Class B
54,000	Eli Lilly & Co.	1,955,880		5.370%, due 03/15/13	2,042,122
130,000	Johnson & Johnson	8,476,000	2,045,000	Chase Issuance Trust, Series
200,000	Merck & Co., Inc.	7,470,000		2007-A17, Class A
56,900	Novartis AG, ADR	3,078,290		5.120%, due 10/15/14	2,216,607
505,819	Pfizer, Inc.	8,674,796	1,025,000	Renaissance Home Equity Loan
		29,654,966		Trust, Series 2005-4, Class M9
				7.000%, due 02/25/36	9,696
	Industrials - 6.28%
34,200	3M Co.	2,858,094		Total Asset Backed	4,832,624
35,300	Boeing Co./The	2,563,133		( Cost $5,581,629 )
33,500	Deere & Co.	1,991,910
117,300	Honeywell International, Inc.	5,310,171	CORPORATE NOTES AND BONDS - 20.52%
48,400	Lockheed Martin Corp.	4,027,848
35,400	Norfolk Southern Corp.	1,978,506		Consumer Discretionary - 1.39%
31,600	United Parcel Service, Inc., Class B	2,035,356	2,000,000	American Association of Retired
26,800	United Technologies Corp.	1,972,748		Persons (C)
117,400	Waste Management, Inc.	4,042,082		7.500%, due 05/01/31	2,062,012
		26,779,848	515,000	DR Horton, Inc.
				5.250%, due 02/15/15	496,975
			1,850,000	ERAC USA Finance LLC (C)
				6.700%, due 06/01/34	1,789,004

Diversified Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Financials (continued)
			$3,240,000	Nissan Motor Acceptance Corp. (C)
	Consumer Discretionary (continued)			5.625%, due 03/14/11	$ 3,357,171
$1,600,000	Royal Caribbean Cruises, Ltd. (D)		530,000	Simon Property Group L.P.
	7.250%, due 06/15/16	$ 1,580,000		5.875%, due 03/01/17	547,608
		5,927,991	1,505,000	SLM Corp.
				5.125%, due 08/27/12	1,495,443
	Consumer Staples - 0.92%		2,000,000	US Bank NA/Cincinnati, OH
2,025,000	Kraft Foods, Inc.			6.300%, due 02/04/14	2,230,436
	6.500%, due 11/01/31	2,084,402	1,450,000	Wells Fargo & Co.
620,000	PepsiCo, Inc./NC			5.250%, due 10/23/12	1,561,173
	4.650%, due 02/15/13	668,799	935,000	Western Union Co./The
1,170,000	WM Wrigley Jr. Co.			5.930%, due 10/01/16	1,034,007
	4.300%, due 07/15/10	1,177,083			24,805,990
		3,930,284
				Health Care - 2.90%
	Energy - 1.66%		3,950,000	Amgen, Inc.
2,000,000	Chesapeake Energy Corp.			5.850%, due 06/01/17	4,380,510
	6.375%, due 06/15/15	1,965,000	1,200,000	Eli Lilly & Co.
1,500,000	ConocoPhillips			6.570%, due 01/01/16	1,336,300
	6.650%, due 07/15/18	1,717,290	740,000	Genentech, Inc.
1,150,000	Hess Corp.			5.250%, due 07/15/35	693,746
	7.875%, due 10/01/29	1,377,885	1,550,000	Medco Health Solutions, Inc.
750,000	Transocean, Inc.			7.250%, due 08/15/13	1,752,498
	6.000%, due 03/15/18	816,413	1,320,000	Merck & Co., Inc.
1,030,000	Transocean, Inc.			5.750%, due 11/15/36	1,352,681
	7.500%, due 04/15/31	1,207,694	1,500,000	Quest Diagnostics, Inc./DE
		7,084,282		5.450%, due 11/01/15	1,617,409
			1,100,000	Wyeth
	Financials - 5.82%			6.500%, due 02/01/34	1,226,125
1,115,000	American General Finance Corp.				12,359,269
	5.850%, due 06/01/13	1,043,993
1,500,000	American General Finance Corp., Series H			Industrials - 1.69%
	4.625%, due 09/01/10	1,497,737	350,000	Boeing Co./The
620,000	Bank of America Corp.			8.625%, due 11/15/31	462,471
	5.750%, due 12/01/17	635,670	620,000	Boeing Co./The
1,130,000	Bear Stearns Cos. LLC/The			6.875%, due 10/15/43	691,133
	7.250%, due 02/01/18	1,305,930	1,365,000	Burlington Northern Santa Fe LLC
1,000,000	General Electric Global Insurance			8.125%, due 04/15/20	1,654,758
	Holding Corp.		780,000	Lockheed Martin Corp.
	7.000%, due 02/15/26	1,013,553		7.650%, due 05/01/16	938,705
785,000	General Electric Global Insurance		957,000	Norfolk Southern Corp.
	Holding Corp.			5.590%, due 05/17/25	938,342
	7.750%, due 06/15/30	842,144	1,050,000	Norfolk Southern Corp.
1,450,000	HCP, Inc.			7.050%, due 05/01/37	1,215,817
	6.700%, due 01/30/18	1,477,762	1,150,000	Waste Management, Inc.
1,735,000	Lehman Brothers Holdings, Inc. (E)			7.125%, due 12/15/17	1,312,860
	5.750%, due 01/03/17	4,338			7,214,086
1,415,000	Merrill Lynch & Co., Inc.
	6.150%, due 04/25/13	1,523,533		Information Technology - 0.25%
2,400,000	National Rural Utilities		960,000	Cisco Systems, Inc.
	Cooperative Finance Corp., Series C			5.500%, due 02/22/16	1,069,742
	7.250%, due 03/01/12	2,640,012
2,400,000	Nationwide Health Properties,			Materials - 0.34%
	Inc., Series D		310,000	EI Du Pont de Nemours & Co.
	8.250%, due 07/01/12	2,595,480		5.000%, due 01/15/13	334,736
			1,025,000	Westvaco Corp.
				8.200%, due 01/15/30	1,126,750
					1,461,486

Diversified Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED (continued)

	Telecommunication Services - 0.90%			Federal National Mortgage Association - 13.56%
$1,780,000	Comcast Cable Communications		$ 756,114	4.000%, due 04/01/15 Pool # 255719	$ 777,976
	Holdings, Inc.		858,336	5.500%, due 04/01/16 Pool # 745444	902,930
	9.455%, due 11/15/22	$ 2,378,381	233,265	6.000%, due 05/01/16 Pool # 582558	252,576
1,315,000	Rogers Communications, Inc. (D)		1,471,841	5.000%, due 12/01/17 Pool # 672243	1,571,610
	6.250%, due 06/15/13	1,449,186	1,538,739	4.500%, due 09/01/20 Pool # 835465	1,613,286
		3,827,567	273,510	6.000%, due 05/01/21 Pool # 253847	298,601
			64,334	7.000%, due 12/01/29 Pool # 762813	71,835
	Utilities - 4.65%		159,927	7.000%, due 11/01/31 Pool # 607515	179,667
2,000,000	Energy East Corp.		2,766	7.000%, due 04/01/32 Pool # 641518	3,108
	8.050%, due 11/15/10	2,090,334	192,331	7.000%, due 05/01/32 Pool # 644591	216,071
1,555,000	Indianapolis Power & Light Co. (C)		885,613	6.500%, due 06/01/32 Pool # 545691	978,477
	6.050%, due 10/01/36	1,521,463	751,677	6.500%, due 09/01/33 Pool # 737582	828,618
1,365,000	Interstate Power & Light Co.		1,257,599	5.500%, due 10/01/33 Pool # 254904	1,334,646
	6.250%, due 07/15/39	1,427,731	4,296,523	5.500%, due 11/01/33 Pool # 555880	4,559,749
4,000,000	MidAmerican Energy Co.		3,934,814	5.000%, due 05/01/34 Pool # 780890	4,076,539
	5.650%, due 07/15/12	4,320,760	40,056	7.000%, due 07/01/34 Pool # 792636	44,551
1,600,000	Nevada Power Co., Series R		503,495	5.500%, due 08/01/34 Pool # 793647	533,240
	6.750%, due 07/01/37	1,726,578	2,808,478	5.500%, due 03/01/35 Pool # 815976	2,969,131
2,000,000	Progress Energy, Inc.		1,180,813	5.500%, due 07/01/35 Pool # 825283	1,248,359
	7.750%, due 03/01/31	2,358,444	669,572	5.500%, due 08/01/35 Pool # 826872	707,873
474,000	Sierra Pacific Power Co., Series M		1,191,606	5.000%, due 09/01/35 Pool # 820347	1,232,663
	6.000%, due 05/15/16	515,269	1,270,316	5.000%, due 09/01/35 Pool # 835699	1,314,086
1,500,000	Southern Power Co., Series B		1,555,918	5.000%, due 10/01/35 Pool # 797669	1,609,529
	6.250%, due 07/15/12	1,640,192	1,745,748	5.500%, due 10/01/35 Pool # 836912	1,845,610
835,000	Southwestern Electric Power Co.,Series E		1,476,075	5.000%, due 12/01/35 Pool # 850561	1,526,934
	5.550%, due 01/15/17	871,624	3,226,495	5.500%, due 12/01/35 Pool # 844583	3,411,059
620,000	Virginia Electric and Power Co.		546,938	5.500%, due 02/01/36 Pool # 851330	578,225
	5.100%, due 11/30/12	674,821	2,176,893	5.500%, due 09/01/36 Pool # 831820	2,298,016
2,400,000	Westar Energy, Inc.		1,536,675	6.000%, due 09/01/36 Pool # 831741	1,640,183
	6.000%, due 07/01/14	2,648,090	620,793	5.500%, due 10/01/36 Pool # 896340	655,334
		19,795,306	2,323,713	5.500%, due 10/01/36 Pool # 901723	2,453,005
			1,665,156	6.500%, due 10/01/36 Pool # 894118	1,809,582
	Total Corporate Notes and Bonds	87,476,003	2,223,405	6.000%, due 11/01/36 Pool # 902510	2,403,660
	( Cost $85,720,251 )		2,413,073	5.500%, due 12/01/36 Pool # 902853	2,547,337
			2,245,524	5.500%, due 12/01/36 Pool # 903059	2,370,465
MORTGAGE BACKED - 15.45%			1,909,372	5.500%, due 12/01/36 Pool # 907512	2,015,609
			2,373,252	5.500%, due 12/01/36 Pool # 907635	2,505,300
	Federal Home Loan Mortgage Corp. - 1.85%		2,287,510	6.000%, due 12/01/36 Pool # 903002	2,441,594
69,643	8.000%, due 06/01/30 Pool # C01005	80,305			57,827,034
283,600	6.500%, due 01/01/32 Pool # C62333	312,851
3,357,619	5.000%, due 07/01/33 Pool # A11325	3,490,096		Government National Mortgage Association - 0.04%
224,917	6.000%, due 10/01/34 Pool # A28439	243,687	134,822	6.500%, due 04/20/31 Pool # 003068	148,678
250,294	6.000%, due 10/01/34 Pool # A28598	271,182
267,258	5.000%, due 04/01/35 Pool # A32314	276,717		Total Mortgage Backed	65,874,169
499,998	5.000%, due 04/01/35 Pool # A32315	517,694		( Cost $61,994,035 )
423,340	5.000%, due 04/01/35 Pool # A32316	438,324
221,526	5.000%, due 04/01/35 Pool # A32509	229,367	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.97%
1,971,238	5.000%, due 01/01/37 Pool # A56371	2,038,234
		7,898,457		Federal Home Loan Mortgage Corp. - 0.36%
			1,400,000	4.500%, due 01/15/14	1,515,386

				Federal National Mortgage Association - 0.19%
			750,000	5.250%, due 08/01/12	807,525

				U.S. Treasury Bonds - 1.55%
			5,270,000	6.625%, due 02/15/27	6,625,381

Diversified Income Fund (concluded)

		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)			INVESTMENT COMPANY - 1.52%

	U.S. Treasury Notes - 12.87%		6,493,038	SSgA Prime Money Market Fund	$ 6,493,038
$1,850,000	3.875%, due 05/15/10	$ 1,858,166
500,000	4.500%, due 11/15/10	513,047		Total Investment Company	6,493,038
2,050,000	0.875%, due 02/28/11	2,058,409		( Cost $6,493,038 )
500,000	4.750%, due 03/31/11	521,347
3,900,000	4.875%, due 04/30/11	4,084,033	TOTAL INVESTMENTS - 99.61%		424,673,969
3,000,000	1.000%, due 07/31/11	3,015,468	( Cost $396,664,384 )
6,150,000	4.625%, due 12/31/11	6,550,470	NET OTHER ASSETS AND LIABILITIES - .39%		1,671,152
1,125,000	1.375%, due 02/15/12	1,133,745	TOTAL NET ASSETS - 100.00%		$ 426,345,121
3,400,000	4.625%, due 02/29/12	3,637,204
1,312,000	1.375%, due 05/15/12	1,320,098
2,500,000	4.000%, due 11/15/12	2,671,875	(C)	Security sold within terms of a private placement
1,980,000	3.625%, due 05/15/13	2,100,501		memorandum exempt from registration under section
1,175,000	3.125%, due 08/31/13	1,226,040		144A of the Securities Act of 1933, as amended,
4,810,000	4.000%, due 02/15/14	5,169,624		and may be sold only to dealers in that program or
4,965,000	4.250%, due 08/15/14	5,383,922		other "qualified institutional investors." The
1,400,000	2.375%, due 09/30/14	1,400,437		securities have been determined to be liquid under
795,000	2.500%, due 03/31/15	792,766		guidelines established by the Board of Trustees.
3,550,000	4.500%, due 02/15/16	3,867,004	(D)	Notes and bonds, issued by foreign entities,
5,100,000	4.250%, due 11/15/17	5,394,841		denominated in U.S. dollars. The aggregate of
1,300,000	2.750%, due 02/15/19	1,206,664		these securities is 0.71% of total net assets.
1,000,000	3.375%, due 11/15/19	964,922	(E)	In Default. Issuer is bankrupt.
		54,870,583	(M)	Stated interest rate is contingent upon sufficient
				collateral market value. If collateral market
	Total U.S. Government and Agency Obligations	63,818,875		value falls below a stated level, the issuer will
	( Cost $61,593,063 )			either initiate a clean-up call or increase the
				stated interest rate.
			ADR	American Depositary Receipt.
			PLC	Public Limited Company.

Large Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.54%				Industrials - 9.89%
			173,000	Deere & Co.	$ 10,286,580
	Consumer Discretionary - 8.34%		560,000	General Electric Co.	10,192,000
67,500	AutoZone, Inc. *	$ 11,683,575	166,000	Lockheed Martin Corp.	13,814,520
188,500	Darden Restaurants, Inc.	8,395,790	204,000	Norfolk Southern Corp.	11,401,560
86,200	ITT Educational Services, Inc. *	9,695,776	91,000	United Technologies Corp.	6,698,510
336,000	Omnicom Group, Inc.	13,040,160	320,100	Waste Management, Inc.	11,021,043
310,000	Viacom, Inc. *	10,657,800			63,414,213
		53,473,101
				Information Technology - 6.05%
	Consumer Staples - 7.51%		471,700	Intel Corp.	10,500,042
200,000	CVS Caremark Corp.	7,312,000	107,200	International Business Machines Corp.	13,748,400
100,000	Diageo PLC, ADR	6,745,000	345,200	Maxim Integrated Products, Inc.	6,693,428
106,300	PepsiCo, Inc./NC	7,032,808	305,100	Oracle Corp.	7,838,019
131,500	Philip Morris International, Inc.	6,859,040			38,779,889
103,000	Procter & Gamble Co./The	6,516,810
245,700	Wal-Mart Stores, Inc.	13,660,920		Materials - 3.20%
		48,126,578	203,200	EI du Pont de Nemours & Co.	7,567,168
			78,796	Freeport-McMoRan Copper & Gold, Inc.	6,582,618
	Energy - 20.40%		140,500	Nucor Corp.	6,375,890
98,000	Anadarko Petroleum Corp.	7,137,340			20,525,676
430,046	Chevron Corp.	32,610,388
311,000	ConocoPhillips	15,913,870		Telecommunication Services - 4.72%
146,000	Devon Energy Corp.	9,406,780	748,287	AT&T, Inc.	19,335,736
390,000	Noble Corp.	16,309,800	351,335	Verizon Communications, Inc.	10,898,412
192,800	Occidental Petroleum Corp.	16,299,312			30,234,148
324,000	Southwestern Energy Co. *	13,193,280
792,000	Weatherford International, Ltd. *	12,561,120		Utilities - 2.81%
318,000	Williams Cos., Inc./The	7,345,800	338,000	Exelon Corp.	14,807,780
		130,777,690	73,789	Questar Corp.	3,187,685
					17,995,465
	Financials - 23.44%
125,000	Aflac, Inc.	6,786,250		Total Common Stocks	631,686,378
115,500	Arch Capital Group, Ltd. *	8,806,875		( Cost $569,092,635 )
1,526,242	Bank of America Corp.	27,243,419
567,000	Bank of New York Mellon Corp./The	17,508,960	INVESTMENT COMPANY - 1.51%
77,000	Berkshire Hathaway, Inc. *	6,257,790
37,500	Goldman Sachs Group, Inc./The	6,398,625	9,671,091	SSgA Prime Money Market Fund	9,671,091
538,588	JPMorgan Chase & Co.	24,101,813
956,000	Keycorp	7,409,000		Total Investment Company	9,671,091
550,000	Morgan Stanley	16,109,500		( Cost $9,671,091 )
297,200	US Bancorp	7,691,536
475,000	Wells Fargo & Co.	14,782,000	TOTAL INVESTMENTS - 100.05%		641,357,469
230,000	Willis Group Holdings PLC	7,196,700	( Cost $578,763,726 )
		150,292,468	NET OTHER ASSETS AND LIABILITIES - (0.05)%		(342,122)
			TOTAL NET ASSETS - 100.00%		$ 641,015,347
	Health Care - 12.18%
114,000	Baxter International, Inc.	6,634,800
257,500	Johnson & Johnson	16,789,000	*	Non-income producing.
343,000	Merck & Co., Inc.	12,811,050	ADR	American Depositary Receipt.
1,401,000	Pfizer, Inc.	24,027,150	PLC	Public Limited Company.
545,000	UnitedHealth Group, Inc.	17,805,150
		78,067,150

Large Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.56%				Information Technology - Semiconductors - 8.09%
			916,875	Intel Corp.	$ 20,409,637
	Consumer Discretionary - 8.47%		99,790	Novellus Systems, Inc. *	2,494,750
24,000	Amazon.com, Inc. *	$ 3,257,520	146,880	Texas Instruments, Inc.	3,594,154
26,300	Kohl's Corp. *	1,440,714	274,413	Varian Semiconductor Equipment
75,120	McDonald's Corp.	5,012,006		Associates, Inc. *	9,088,558
167,867	Omnicom Group, Inc.	6,514,919			35,587,099
34,800	TJX Cos., Inc.	1,479,696
137,910	Visa, Inc., Class A	12,553,947		Information Technology - Software - 13.87%
181,920	Yum! Brands, Inc.	6,972,994	86,995	ArcSight, Inc. *	2,448,909
		37,231,796	153,000	BMC Software, Inc. *	5,814,000
			33,278	Google, Inc., Class A *	18,868,959
	Consumer Staples - 10.20%		704,685	Microsoft Corp.	20,626,130
93,900	Colgate-Palmolive Co.	8,005,914	317,025	Oracle Corp.	8,144,372
82,410	Diageo PLC, ADR	5,558,554	68,400	Salesforce.com, Inc. *	5,092,380
193,130	PepsiCo, Inc./NC	12,777,481			60,994,750
332,720	Wal-Mart Stores, Inc.	18,499,232
		44,841,181		Information Technology - Technology - 17.50%
			75,120	Apple, Inc. *	17,647,942
	Energy - 8.47%		374,900	Brocade Communications
51,855	Cameron International Corp. *	2,222,505		Systems, Inc. *	2,140,679
49,600	Noble Corp.	2,074,272	845,960	Cisco Systems, Inc. *	22,020,339
502,100	Petrohawk Energy Corp. *	10,182,588	275,900	EMC Corp./Massachusetts *	4,977,236
67,800	Schlumberger, Ltd.	4,302,588	132,820	International Business Machines Corp.	17,034,165
143,600	Southwestern Energy Co. *	5,847,392	313,000	QUALCOMM, Inc.	13,142,870
797,185	Weatherford International, Ltd. *	12,643,354			76,963,231
		37,272,699
				Materials - 3.14%
	Financials - 6.93%		59,400	Agnico-Eagle Mines, Ltd.	3,306,798
36,440	Aflac, Inc.	1,978,328	190,605	Ecolab, Inc.	8,377,090
642,773	Axis Capital Holdings, Ltd.	20,093,084	47,076	Nucor Corp.	2,136,309
272,807	Bank of New York Mellon Corp./The	8,424,280			13,820,197
		30,495,692
				Total Common Stocks	424,683,725
	Health Care - 12.83%			( Cost $342,783,479 )
74,500	Allergan, Inc./United States	4,866,340
176,590	Celgene Corp. *	10,941,516	INVESTMENT COMPANY - 2.79%
87,703	HMS Holdings Corp. *	4,471,976
3,100	Intuitive Surgical, Inc. *	1,079,203	12,270,253	SSgA Prime Money Market Fund	12,270,253
382,350	Johnson & Johnson	24,929,220
144,635	St. Jude Medical, Inc. *	5,937,267		Total Investment Company	12,270,253
128,948	UnitedHealth Group, Inc.	4,212,731		( Cost $12,270,253 )
		56,438,253
			TOTAL INVESTMENTS - 99.35%		436,953,978
	Industrials - 7.06%		( Cost $355,053,732 )
234,615	Aecom Technology Corp. *	6,656,027	NET OTHER ASSETS AND LIABILITIES - 0.65%		2,870,197
78,500	Boeing Co./The	5,699,885	TOTAL NET ASSETS - 100.00%		$ 439,824,175
32,515	Deere & Co.	1,933,342
147,720	EnerNOC, Inc. *	4,384,330
100,910	Raytheon Co.	5,763,979	*	Non-income producing.
191,730	Waste Management, Inc.	6,601,264	ADR	American Depositary Receipt.
		31,038,827	PLC	Public Limited Company.

Mid Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 95.72%				Health Care - 6.11%
			85,214	CIGNA Corp.	$ 3,117,128
	Consumer Discretionary - 8.17%		46,400	CR Bard, Inc.	4,019,168
25,700	AutoZone, Inc. *	$ 4,448,413	27,300	Laboratory Corp. of America
60,540	Choice Hotels International, Inc.	2,107,397		Holdings *	2,066,883
21,171	ITT Educational Services, Inc. *	2,381,314	43,484	Life Technologies Corp. *	2,272,909
60,700	Omnicom Group, Inc.	2,355,767			11,476,088
95,315	TJX Cos., Inc.	4,052,794
		15,345,685		Industrials - 11.49%
			117,400	Aecom Technology Corp. *	3,330,638
	Consumer Staples - 6.62%		34,114	Danaher Corp.	2,726,050
35,600	Bunge, Ltd.	2,194,028	43,715	ITT Corp.	2,343,561
91,929	ConAgra Foods, Inc.	2,304,660	34,600	L-3 Communications Holdings, Inc.	3,170,398
52,300	Kellogg Co.	2,794,389	49,800	Norfolk Southern Corp.	2,783,322
37,900	Molson Coors Brewing Co., Class B	1,594,074	44,400	Raytheon Co.	2,536,128
63,814	Wal-Mart Stores, Inc.	3,548,058	66,114	Republic Services, Inc.	1,918,628
		12,435,209	73,015	Tyco International, Ltd.	2,792,824
					21,601,549
	Energy - 10.65%
302,751	El Paso Corp.	3,281,821		Information Technology - 8.65%
135,830	Forest Oil Corp. *	3,507,131	83,315	Arrow Electronics, Inc. *	2,510,281
93,915	Noble Corp.	3,927,525	443,759	Brocade Communications
62,730	Noble Energy, Inc.	4,579,290		Systems, Inc. *	2,533,864
119,830	Petrohawk Energy Corp. *	2,430,152	63,915	KLA-Tencor Corp.	1,976,252
143,900	Weatherford International, Ltd. *	2,282,254	167,500	Maxim Integrated Products, Inc.	3,247,825
		20,008,173	341,844	Micron Technology, Inc. *	3,551,759
			108,614	Synopsys, Inc. *	2,429,695
	Financials - Banks - 3.66%				16,249,676
186,944	Fifth Third Bancorp	2,540,569
287,459	Keycorp	2,227,807		Materials - 7.03%
79,015	SunTrust Banks, Inc.	2,116,812	61,900	Ecolab, Inc.	2,720,505
		6,885,188	51,527	FMC Corp.	3,119,445
			21,465	Freeport-McMoRan
	Financials - Diversified Financials - 6.34%			Copper & Gold, Inc.	1,793,186
35,315	Ameriprise Financial, Inc.	1,601,888	35,800	Nucor Corp.	1,624,604
18,515	BlackRock, Inc.	4,031,827	91,615	Pactiv Corp. *	2,306,866
73,115	JPMorgan Chase & Co.	3,271,896	36,415	Weyerhaeuser Co.	1,648,507
66,615	State Street Corp.	3,007,001			13,213,113
		11,912,612
				Telecommunication Services - 2.65%
	Financials - Insurance - 9.32%		49,886	CenturyTel, Inc.	1,768,958
69,215	AON Corp.	2,956,172	83,914	Crown Castle International Corp. *	3,208,032
66,100	Arch Capital Group, Ltd. *	5,040,125			4,976,990
81,215	Assurant, Inc.	2,792,172
74,315	Axis Capital Holdings, Ltd.	2,323,087		Utilities - 8.25%
177,639	Unum Group	4,400,118	74,015	Edison International	2,529,092
		17,511,674	74,400	NRG Energy, Inc. *	1,554,960
			45,615	Oneok, Inc.	2,082,325
	Financials - Real Estate - 6.78%		74,515	Progress Energy, Inc.	2,932,910
125,830	Annaly Capital Management, Inc.,		71,214	Sempra Energy	3,553,579
	REIT	2,161,759	134,429	Xcel Energy, Inc.	2,849,895
39,048	AvalonBay Communities, Inc., REIT	3,371,795			15,502,761
263,632	Host Hotels & Resorts, Inc., REIT	3,862,209
44,178	Vornado Realty Trust, REIT	3,344,275		Total Common Stocks	179,858,756
		12,740,038		( Cost $153,528,553 )

Mid Cap Value Fund (concluded)
		Value
Shares		(Note 1)

INVESTMENT COMPANY - 4.26%

8,012,235	SSgA Prime Money Market Fund	$ 8,012,235

	Total Investment Company	8,012,235
	( Cost $8,012,235 )

TOTAL INVESTMENTS - 99.98%		187,870,991
( Cost $161,540,788 )
NET OTHER ASSETS AND LIABILITIES - 0.02%		37,219
TOTAL NET ASSETS - 100.00%		$ 187,908,210

*	Non-income producing.
REIT	Real Estate Investment Trust.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 90.99%				Information Technology - 13.49%
	Consumer Discretionary - 13.50%		81,000	Adobe Systems, Inc. *	$ 2,864,970
26,615	AutoZone, Inc. *	$ 4,606,790	103,080	Altera Corp.	2,505,875
91,624	Bed Bath & Beyond, Inc. *	4,009,466	91,852	Amphenol Corp., Class A	3,875,236
154,063	CarMax, Inc. *	3,870,063	103,505	BMC Software, Inc. *	3,933,190
29,400	ITT Educational Services, Inc. *	3,306,912	77,364	Concur Technologies, Inc. *	3,172,698
73,454	Morningstar, Inc. *	3,532,403	53,393	Factset Research Systems, Inc.	3,917,444
106,155	Omnicom Group, Inc.	4,119,876	121,433	FLIR Systems, Inc. *	3,424,411
37,129	Sears Holdings Corp. *	4,025,897	143,910	Teradata Corp. *	4,157,560
115,938	Yum! Brands, Inc.	4,443,904	237,510	Western Union Co./The	4,028,169
		31,915,311			31,879,553

	Consumer Staples - 3.32%			Materials - 4.85%
64,264	Brown-Forman Corp., Class B	3,820,495	102,540	Ecolab, Inc.	4,506,633
105,220	McCormick & Co., Inc./MD	4,036,239	43,337	Martin Marietta Materials, Inc.	3,620,807
		7,856,734	113,561	Valspar Corp.	3,347,778
					11,475,218
	Energy - 6.93%
45,635	Contango Oil & Gas Co. *	2,334,230		Telecommunication Services - 1.73%
71,480	Ensco PLC, ADR	3,200,874	106,895	Crown Castle International Corp. *	4,086,596
101,975	Noble Corp.	4,264,595
77,447	Southwestern Energy Co. *	3,153,642		Utilities - 1.20%
215,290	Weatherford International, Ltd. *	3,414,499	69,399	EQT Corp.	2,845,359
		16,367,840
				Total Common Stocks	215,077,361
	Financials - 16.98%			( Cost $181,955,330 )
59,755	Arch Capital Group, Ltd. *	4,556,319
218,715	Brookfield Asset Management, Inc.,		Par Value
	Class A	5,559,735
291,115	Brookfield Properties Corp.	4,471,526	CERTIFICATE OF DEPOSIT - 2.18%
198,106	Brown & Brown, Inc.	3,550,059
34,664	IntercontinentalExchange, Inc. *	3,888,608	$5,140,711	State Street Eurodollar
177,024	Leucadia National Corp. *	4,391,965		0.010%, due 04/01/10	5,140,711
12,022	Markel Corp. *	4,504,163
73,437	RLI Corp.	4,187,378		Total Certificate of Deposit	5,140,711
228,260	SEI Investments Co.	5,014,872		( Cost $5,140,711 )
		40,124,625
	Health Care - 10.78%		Shares
30,261	Covance, Inc. *	1,857,723
45,475	CR Bard, Inc.	3,939,045	INVESTMENT COMPANIES - 6.24%
130,317	DENTSPLY International, Inc.	4,541,547
60,030	IDEXX Laboratories, Inc. *	3,454,726	37,238	iShares COMEX Gold Trust ETF *	4,060,059
61,587	Laboratory Corp. of America Holdings *	4,662,752	10,682,833	SSgA Prime Money Market Fund	10,682,833
63,451	Techne Corp.	4,041,194
54,016	Varian Medical Systems, Inc. *	2,988,705		Total Investment Companies	14,742,892
		25,485,692		( Cost $14,070,751 )
	Industrials - 18.21%		TOTAL INVESTMENTS - 99.41%		234,960,964
104,995	Aecom Technology Corp. *	2,978,708	( Cost $201,166,792 )
119,116	Copart, Inc. *	4,240,530			1,405,567
270,306	Covanta Holding Corp. *	4,503,298	TOTAL NET ASSETS - 100.00%		$ 236,366,531
109,899	Expeditors International of
	Washington, Inc.	4,057,471
90,386	Fastenal Co.	4,337,624	*	Non-income producing.
135,765	IDEX Corp.	4,493,821	ADR	American Depositary Receipt.
88,300	Jacobs Engineering Group, Inc. *	3,990,277	ETF	Exchange Traded Fund.
166,075	Knight Transportation, Inc.	3,502,522	PLC	Public Limited Company.
165,010	Ritchie Bros Auctioneers, Inc.	3,552,665
77,600	Wabtec Corp./DE	3,268,512
119,518	Waste Management, Inc.	4,115,005
		43,040,433
Small Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.01%				Health Care - 6.74%
			4,400	Amsurg Corp. *	$ 94,996
	Consumer Discretionary - 17.37%		900	Centene Corp. *	21,636
7,100	Arbitron, Inc.	$ 189,286	4,300	Charles River Laboratories
1,100	Bally Technologies, Inc. *	44,594		International, Inc. *	169,033
9,600	Cato Corp./The, Class A	205,824	2,700	Corvel Corp. *	96,525
3,300	CEC Entertainment, Inc. *	125,697	4,000	ICON PLC, ADR *	105,600
3,500	Choice Hotels International, Inc.	121,835	3,500	ICU Medical, Inc. *	120,575
4,700	Dress Barn, Inc. *	122,952	3,600	Universal American Corp./NY *	55,440
6,900	Helen of Troy, Ltd. *	179,814			663,805
4,200	Hibbett Sports, Inc. *	107,436
3,400	Matthews International Corp., Class A	120,700		Industrials - 20.69%
11,500	Sonic Corp. *	127,075	14,600	ACCO Brands Corp. *	111,836
15,000	Stage Stores, Inc.	230,850	2,600	Acuity Brands, Inc.	109,746
2,600	Tempur-Pedic International, Inc. *	78,416	8,400	Albany International Corp., Class A	180,852
1,100	Unifirst Corp./MA	56,650	10,500	Belden, Inc.	288,330
		1,711,129	8,800	Carlisle Cos., Inc.	335,280
			1,700	ESCO Technologies, Inc.	54,077
	Consumer Staples - 4.92%		5,000	GATX Corp.	143,250
4,100	Casey's General Stores, Inc.	128,740	4,300	Genesee & Wyoming, Inc., Class A *	146,716
5,000	Herbalife, Ltd.	230,600	4,000	Kirby Corp. *	152,600
5,400	Lance, Inc.	124,902	5,600	Mueller Industries, Inc.	150,024
		484,242	4,900	Standard Parking Corp. *	80,458
			3,100	Sterling Construction Co., Inc. *	48,732
	Energy - 5.14%		4,000	United Stationers, Inc. *	235,400
5,400	Penn Virginia Corp.	132,300			2,037,301
1,770	SEACOR Holdings, Inc. *	142,768
2,000	St. Mary Land & Exploration Co.	69,620		Information Technology - 8.91%
2,000	Whiting Petroleum Corp. *	161,680	1,100	Coherent, Inc. *	35,156
		506,368	4,800	Diebold, Inc.	152,448
			6,775	Electronics for Imaging, Inc. *	78,793
	Financials - 22.46%		2,800	MAXIMUS, Inc.	170,604
265	Alleghany Corp. *	77,120	2,700	MTS Systems Corp.	78,381
3,300	American Campus Communities,		6,900	NAM TAI Electronics, Inc. *	34,500
	Inc., REIT	91,278	6,700	Websense, Inc. *	152,559
2,700	AMERISAFE, Inc. *	44,199	3,700	Xyratex, Ltd. *	62,641
12,633	Ares Capital Corp.	187,474	3,800	Zebra Technologies Corp., Class A *	112,480
3,600	Assured Guaranty, Ltd.	79,092			877,562
700	Credit Acceptance Corp. *	28,868
7,900	Delphi Financial Group, Inc., Class A	198,764		Materials - 4.60%
8,129	DiamondRock Hospitality Co., REIT *	82,184	3,300	Aptargroup, Inc.	129,855
13,100	Education Realty Trust, Inc., REIT	75,194	2,400	Deltic Timber Corp.	105,720
12,537	First Busey Corp.	55,414	9,950	Zep, Inc.	217,706
10,200	First Midwest Bancorp, Inc./IL	138,210			453,281
5,990	International Bancshares Corp.	137,710
1,900	Mack-Cali Realty Corp., REIT	66,975		Utilities - 5.18%
5,800	MB Financial, Inc.	130,674	3,500	Atmos Energy Corp.	99,995
5,400	NewAlliance Bancshares, Inc.	68,148	2,050	New Jersey Resources Corp.	76,998
8,000	Northwest Bancshares, Inc./MD	93,920	4,600	Unisource Energy Corp.	144,624
4,100	Platinum Underwriters Holdings, Ltd.	152,028	4,900	Westar Energy, Inc.	109,270
3,200	Realty Income Corp., REIT	98,208	2,300	WGL Holdings, Inc.	79,695
1,700	Reinsurance Group of America, Inc.	89,284			510,582
2,923	Validus Holdings, Ltd.	80,470
9,900	Webster Financial Corp.	173,151		Total Common Stocks	9,456,050
1,100	Westamerica Bancorporation	63,415		( Cost $8,145,570 )
		2,211,780

Small Cap Value Fund (concluded)

Value
Shares		(Note 1)

INVESTMENT COMPANY - 3.91%

385,417	SSgA Prime Money Market Fund	$ 385,417

	Total Investment Company	385,417
( Cost $385,417 )

TOTAL INVESTMENTS - 99.92%		9,841,467
( Cost $8,530,987 )
NET OTHER ASSETS AND LIABILITIES - 0.08%		7,594
TOTAL NET ASSETS - 100.00%		$ 9,849,061

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Small Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 84.07%				Health Care (continued)
			3,900	PSS World Medical, Inc. *	$ 91,689
	Consumer Discretionary - 10.18%		1,200	Psychiatric Solutions, Inc. *	35,760
400	Dress Barn, Inc. *	$ 10,464			863,504
2,200	Drew Industries, Inc. *	48,444
1,700	Guess?, Inc.	79,866		Industrials - 17.74%
1,100	Gymboree Corp. *	56,793	2,200	AAR Corp. *	54,604
1,600	JOS A Bank Clothiers, Inc. *	87,440	1,600	Actuant Corp., Class A	31,280
2,900	Men's Wearhouse, Inc./The	69,426	1,300	Bucyrus International, Inc.	85,787
1,700	PF Chang's China Bistro, Inc. *	75,021	7,700	EnergySolutions, Inc.	49,511
1,500	WMS Industries, Inc. *	62,910	400	Esterline Technologies Corp. *	19,772
		490,364	2,300	GeoEye, Inc. *	67,850
			1,300	GrafTech International, Ltd. *	17,771
	Consumer Staples - 2.59%		1,300	Kaydon Corp.	48,880
300	Green Mountain Coffee Roasters, Inc. *	29,046	3,400	Korn/Ferry International *	60,010
1,600	Ruddick Corp.	50,624	3,000	MasTec, Inc. *	37,830
1,600	United Natural Foods, Inc. *	45,008	1,700	Middleby Corp. *	97,903
		124,678	1,100	Moog, Inc., Class A *	38,962
			2,100	Old Dominion Freight Line, Inc. *	70,119
	Energy - 8.88%		1,500	Resources Connection, Inc. *	28,755
1,400	Atwood Oceanics, Inc. *	48,482	1,100	SYKES Enterprises, Inc. *	25,124
1,300	CARBO Ceramics, Inc.	81,042	500	Triumph Group, Inc.	35,045
3,000	Carrizo Oil & Gas, Inc. *	68,850	700	United Stationers, Inc. *	41,195
400	Dril-Quip, Inc. *	24,336	1,300	Waste Connections, Inc. *	44,148
3,400	Penn Virginia Corp.	83,300			854,546
2,700	Petroleum Development Corp. *	62,559
5,300	RPC, Inc.	58,989		Information Technology - 19.51%
		427,558	1,600	Anixter International, Inc. *	74,960
			1,600	ANSYS, Inc. *	69,024
	Financials - 5.28%		4,000	Benchmark Electronics, Inc. *	82,960
1,400	eHealth, Inc. *	22,050	2,400	CommScope, Inc. *	67,248
800	GAMCO Investors, Inc., Class A	36,400	2,300	Concur Technologies, Inc. *	94,323
400	Greenhill & Co., Inc.	32,836	800	Equinix, Inc. *	77,872
700	Hancock Holding Co.	29,267	600	Factset Research Systems, Inc.	44,022
2,600	KBW, Inc. *	69,940	2,300	FLIR Systems, Inc. *	64,860
1,600	Omega Healthcare Investors, Inc., REIT	31,184	500	Itron, Inc. *	36,285
700	SVB Financial Group *	32,662	1,500	Littelfuse, Inc. *	57,015
		254,339	200	MAXIMUS, Inc.	12,186
			2,500	MKS Instruments, Inc. *	48,975
	Health Care - 17.92%		300	NVE Corp. *	13,590
3,100	Alkermes, Inc. *	40,207	3,400	Polycom, Inc. *	103,972
3,300	Allscripts-Misys Healthcare		1,100	Quest Software, Inc. *	19,569
	Solutions, Inc. *	64,548	2,200	Varian Semiconductor Equipment
1,200	AMAG Pharmaceuticals, Inc. *	41,892		Associates, Inc. *	72,864
2,700	American Medical Systems				939,725
	Holdings, Inc. *	50,166
5,100	AMN Healthcare Services, Inc. *	44,880		Materials - 1.53%
3,000	Amsurg Corp. *	64,770	1,300	Allied Nevada Gold Corp. *	21,541
500	Analogic Corp.	21,365	800	Deltic Timber Corp.	35,240
8,000	Arena Pharmaceuticals, Inc. *	24,800	1,100	LSB Industries, Inc. *	16,764
1,200	Centene Corp. *	28,848			73,545
1,800	Cubist Pharmaceuticals, Inc. *	40,572
1,800	Emeritus Corp. *	36,630		Telecommunication Services - 0.44%
4,200	ev3, Inc. *	66,612	1,100	Syniverse Holdings, Inc. *	21,417
1,900	ICU Medical, Inc. *	65,455
700	Illumina, Inc. *	27,230		Total Common Stocks	4,049,676
600	Landauer, Inc.	39,132		( Cost $3,275,387 )
2,400	Myriad Genetics, Inc. *	57,720
600	National Healthcare Corp.	21,228

Small Cap Growth Fund (concluded)
		Value
Par Value		(Note 1)

CERTIFICATE OF DEPOSIT - 10.60%

$ 510,534	State Street Eurodollar
	0.010%, due 04/01/10	$ 510,534

	Total Certificate of Deposit	510,534
	( Cost $510,534 )

Shares

INVESTMENT COMPANY - 4.53%

218,329	SSgA Prime Money Market Fund	218,329

	Total Investment Company	218,329
	( Cost $218,329 )

TOTAL INVESTMENTS - 99.20%		4,778,539
( Cost $4,004,250 )
NET OTHER ASSETS AND LIABILITIES - 0.80%		38,708
TOTAL NET ASSETS - 100.00%		$ 4,817,247

*	Non-income producing.
REIT	Real Estate Investment Trust.

Global Securities Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.07%				Switzerland - 4.73%
			19,344	Novartis AG	$ 1,046,292
	Australia - 3.96%		2,041	Zurich Financial Services AG	523,965
71,136	Amcor, Ltd.	$ 416,694			1,570,257
19,119	QBE Insurance Group, Ltd.	365,075
193,609	Telstra Corp., Ltd.	530,670		Taiwan - 1.22%
		1,312,439	38,448	Taiwan Semiconductor Manufacturing
				Co., Ltd., ADR	403,320
	Belgium - 0.00%
13,256	Fortis VVPR Strips *	36		United Kingdom - 15.67%
			32,223	Aviva PLC	188,499
	Canada - 1.68%		113,442	BP PLC	1,073,703
19,000	BCE, Inc.	558,411	47,955	Compass Group PLC	382,968
			51,765	GlaxoSmithKline PLC	994,585
	Finland - 0.24%		31,134	Royal Dutch Shell PLC, A Shares	901,758
5,966	UPM-Kymmene OYJ	79,278	30,683	Unilever PLC	901,409
			326,618	Vodafone Group PLC	753,749
	France - 10.19%				5,196,671
16,593	Carrefour S.A.	800,843
24,445	France Telecom S.A.	585,691		United States - 36.76%
10,717	Societe Generale	674,947	8,600	3M Co.	718,702
16,778	Total S.A.	975,312	35,500	Alcoa, Inc.	505,520
5,836	Vinci S.A.	344,419	22,000	AT&T, Inc.	568,480
		3,381,212	29,450	Bank of America Corp.	525,682
			27,700	CBS Corp., Class B	386,138
	Germany - 4.09%		12,200	Chevron Corp.	925,126
46,648	Deutsche Telekom AG	633,122	28,300	ConAgra Foods, Inc.	709,481
8,140	RWE AG	722,213	4,800	Edison International	164,016
		1,355,335	621	Fairpoint Communications, Inc. *	18
			41,600	General Electric Co.	757,120
	Italy - 1.19%		7,200	General Mills, Inc.	509,688
133,382	UniCredit SpA	394,623	16,800	Genuine Parts Co.	709,632
			19,000	HJ Heinz Co.	866,590
	Japan - 10.35%		13,500	Johnson & Johnson	880,200
12,500	Astellas Pharma, Inc.	453,025	24,000	Merck & Co., Inc.	896,400
15,000	Canon, Inc.	695,396	18,800	Microsoft Corp.	550,276
8,000	Nitto Denko Corp.	310,921	51,818	Pfizer, Inc.	888,679
21,300	Seven & I Holdings Co., Ltd.	515,168	18,200	Verizon Communications, Inc.	564,564
14,200	Takeda Pharmaceutical Co., Ltd.	625,621	11,900	Wal-Mart Stores, Inc.	661,640
18,100	Tokio Marine Holdings, Inc.	510,249	13,040	Wells Fargo & Co.	405,805
94	West Japan Railway Co.	324,069			12,193,757
		3,434,449
				Total Common Stocks	32,528,844
	Netherlands - 2.52%			( Cost $40,258,232 )
52,536	ING Groep N.V. *	525,238
25,622	Reed Elsevier N.V.	311,814
		837,052

	Singapore - 2.49%
51,513	Oversea-Chinese Banking Corp., Ltd.	320,725
44,000	Singapore Technologies
	Engineering, Ltd.	100,332
178,000	Singapore Telecommunications, Ltd.	403,345
		824,402

	Spain - 2.98%
85,346	Iberdrola S.A.	724,326
11,098	Telefonica S.A.	263,276
		987,602

Global Securities Fund (concluded)
		Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.75%			OTHER INFORMATION:
			Industry Concentration
	United States - 1.75%			% of Net Assets
582,088	SSgA Prime Money Market Fund	$ 582,088	Pharmaceuticals	17.4%
			Diversified Telecommunication Services	12.4%
	Total Investment Company	582,088	Oil, Gas & Consumable Fuels	11.7%
	( Cost $582,088 )		Food Products	9.0%
			Food & Staples Retailing	6.0%
TOTAL INVESTMENTS - 99.82%		33,110,932	Commercial Banks	5.4%
( Cost $40,840,320 )			Insurance	4.8%
NET OTHER ASSETS AND LIABILITIES - 0.18%		58,800	Industrial Conglomerates	4.5%
TOTAL NET ASSETS - 100.00%		$ 33,169,732	Diversified Financial Services	3.2%
			Electric Utilities	2.7%
			Wireless Telecommunication Services	2.3%
*	Non-income producing.		Multi-Utilities	2.2%
ADR	American Depositary Receipt.		Distributors	2.1%
PLC	Public Limited Company.		Media	2.1%
			Office Electronics	2.1%
			Net Other Assets & Liabilities	1.9%
			Software	1.7%
			Metals & Mining	1.5%
			Containers & Packaging	1.3%
			Semiconductors & Semiconductor Equipment	1.2%
			Hotels, Restaurants & Leisure	1.1%
			Construction & Engineering	1.0%
			Road & Rail	1.0%
			Chemicals	0.9%
			Aerospace & Defense	0.3%
			Paper & Forest Products	0.2%
				100.0%

International Stock Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.26%				Italy - 1.47%
			30,900	Atlantia SpA	$ 722,170
	Australia - 0.96%		25,017	Prysmian SpA	492,306
27,728	ABC Learning Centres, Ltd. (L)(T) *	$ -			1,214,476
41,200	QBE Insurance Group, Ltd.	786,709
		786,709		Japan - 19.72%
			13,600	Benesse Holdings, Inc.	589,722
	Belgium - 2.06%		36,800	Canon, Inc.	1,706,039
33,700	Anheuser-Busch InBev N.V.	1,699,877	26,610	Daito Trust Construction Co., Ltd.	1,284,915
			31,400	Honda Motor Co., Ltd.	1,109,422
	Brazil - 2.78%		48,000	Hoya Corp.	1,320,257
64,300	Banco do Brasil S.A.	1,077,049	87	Inpex Corp.	638,994
128,700	Cielo S.A.	1,209,688	231	KDDI Corp.	1,197,045
		2,286,737	3,500	Keyence Corp.	837,152
			86,000	Kubota Corp.	784,497
	Canada - 3.29%		50,200	Mitsubishi Corp.	1,316,809
8,200	Potash Corp. of Saskatchewan, Inc.	979,172	61,000	Mitsubishi Estate Co., Ltd.	999,250
24,700	Rogers Communications, Inc.	843,640	120,800	Nomura Holdings, Inc.	891,126
23,900	TELUS Corp.	889,500	8,400	Secom Co., Ltd.	367,837
		2,712,312	36,400	Sumitomo Mitsui Financial Group, Inc.	1,204,240
			2,600	Yahoo! Japan Corp.	947,859
	China - 0.92%		14,210	Yamada Denki Co., Ltd.	1,049,775
996,700	Industrial & Commercial				16,244,939
	Bank of China	761,178
				Mexico - 0.94%
	Czech Republic - 0.72%		36,900	Grupo Televisa S.A., ADR	775,638
12,500	CEZ AS	590,587
				Netherlands - 1.83%
	Denmark - 1.63%		14,500	Heineken N.V.	746,208
21,100	DSV A/S	377,590	26,405	TNT N.V.	758,181
12,425	Novo Nordisk A/S, B Shares	965,467			1,504,389
		1,343,057
				Norway - 1.22%
	France - 8.02%		64,000	Aker Solutions ASA	1,001,818
22,145	BNP Paribas	1,703,019
11,900	Cap Gemini S.A.	586,975		Russia - 0.93%
32,312	Sanofi-Aventis S.A.	2,411,911	13,500	Lukoil OAO, ADR	765,450
23,987	Total S.A.	1,394,374
14,400	Valeo S.A. *	514,653		Singapore - 0.92%
		6,610,932	334,300	Singapore Telecommunications, Ltd.	757,519

	Germany - 4.30%			Spain - 1.31%
16,700	Bayerische Motoren Werke AG	772,015	80,917	Banco Santander S.A.	1,076,891
16,900	SAP AG	819,660
19,419	Siemens AG	1,947,489		Switzerland - 8.77%
		3,539,164	23,100	Credit Suisse Group AG	1,192,407
			12,700	Julius Baer Group, Ltd.	461,369
	Hong Kong - 3.18%		25,550	Nestle S.A.	1,310,381
222,866	Esprit Holdings, Ltd.	1,759,427	36,797	Novartis AG	1,990,302
161,000	Kerry Properties, Ltd.	863,590	6,450	Roche Holding AG	1,047,535
		2,623,017	4,760	Zurich Financial Services AG	1,221,985
					7,223,979
	India - 0.80%
453,400	Idea Cellular, Ltd. *	663,007		Turkey - 1.41%
			79,800	Turkcell Iletisim Hizmet AS	486,249
	Ireland - 1.29%		146,700	Turkiye Garanti Bankasi AS, ADR	674,820
42,602	CRH PLC	1,065,324			1,161,069

International Stock Fund (concluded)
		Value
Shares		(Note 1)

COMMON STOCKS (continued)			OTHER INFORMATION:
			Industry Concentration
	United Kingdom - 27.79%			% of Net Assets
207,373	BAE Systems PLC	$ 1,169,016	Commercial Banks	12.6%
222,300	Barclays PLC	1,216,038	Pharmaceuticals	9.5%
81,900	BG Group PLC	1,418,151	Oil, Gas & Consumable Fuels	7.3%
34,600	BHP Billiton PLC	1,187,211	Wireless Telecommunication Services	5.1%
185,375	BP PLC	1,754,532	Real Estate Management & Development	3.8%
119,700	British Airways PLC *	441,615	Net Other Assets & Liabilities	3.7%
39,330	British American Tobacco PLC	1,356,376	Distributors	3.7%
75,200	GlaxoSmithKline PLC	1,444,852	Food Products	3.7%
96,600	HSBC Holdings PLC	979,708	Insurance	3.6%
182,353	Informa PLC	1,072,269	Metals & Mining	3.4%
158,200	International Power PLC	765,957	Electrical Equipment	3.4%
1,200,438	Lloyds Banking Group PLC *	1,144,024	Media	3.4%
119,500	Prudential PLC	993,334	Diversified Telecommunication Services	3.1%
45,700	Standard Chartered PLC	1,247,178	Commercial Services & Supplies	3.1%
164,700	Tesco PLC	1,088,868	Beverages	3.0%
58,400	Unilever PLC	1,715,683	Automobiles	2.9%
569,162	Vodafone Group PLC	1,313,478	Electronic Equipment & Instruments	2.6%
92,100	WPP PLC	955,045	Capital Markets	2.5%
86,300	Xstrata PLC	1,635,847	Office Electronics	2.1%
		22,899,182	Electric Utilities	1.6%
			Tobacco	1.6%
	Total Common Stocks	79,307,251	Diversified Financial Services	1.5%
	( Cost $70,516,110 )		Aerospace & Defense	1.4%
			Food & Staples Retailing	1.3%
INVESTMENT COMPANY - 3.00%			Construction Materials	1.3%
			Specialty Retail	1.3%
	United States - 3.00%		Construction & Engineering	1.2%
2,472,842	SSgA Prime Money Market Fund	2,472,842	Chemicals	1.2%
			IT Services	1.2%
	Total Investment Company	2,472,842	Software	1.0%
	( Cost $2,472,842 )		Machinery	1.0%
			Air Freight & Logistics	0.9%
TOTAL INVESTMENTS - 99.26%		81,780,093	Industrial Conglomerates	0.5%
( Cost $72,988,952 )			Transportation Infrastructure	0.5%
NET OTHER ASSETS AND LIABILITIES - 0.74%		606,804		100.0%
TOTAL NET ASSETS - 100.00%		$ 82,386,897

*	Non-income producing.
(L)	Security valued at fair value using methods
	determined in good faith by or at the discretion
	of the Board of Trustees.
(T)	Illiquid security.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Target Retirement 2020 Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 98.12%

	Bond Funds - 42.35%
264,119	Dodge & Cox Income Fund	$ 3,457,320
152,340	MEMBERS Bond Fund,
	Class Y (R)	1,532,545
257,920	MEMBERS High Income Fund,
	Class Y (R)	1,759,017
147,114	PIMCO Investment Grade Corporate
	Bond Fund	1,644,739
82,932	Templeton Global Bond Fund	1,107,976
		9,501,597

	Foreign Stock Funds - 6.98%
153,199	MEMBERS International Stock Fund,
	Class Y (R)	1,565,694

	Money Market Funds - 1.02%
227,724	SSgA Prime Money Market Fund	227,724

	Stock Funds - 47.77%
22,423	Calamos Growth and Income Fund	637,045
32,139	Fairholme Fund	1,091,441
130,703	Hussman Strategic Growth Fund	1,665,154
18,659	iShares S&P 100 Index Fund ETF	999,749
68,516	MEMBERS Equity Income Fund,
	Class Y (R)*	715,309
145,686	MEMBERS Large Cap Growth Fund,
	Class Y (R)	2,141,580
183,287	MEMBERS Large Cap Value Fund,
	Class Y (R)	2,140,792
67,328	MEMBERS Small Cap Value Fund,
	Class Y (R)	653,084
15,188	T Rowe Price New Era Fund	672,688
		10,716,842

	Total Investment Companies - 98.12%	22,011,857
	( Cost $20,707,297 )

NET OTHER ASSETS AND LIABILITIES - 1.88%		422,337
TOTAL NET ASSETS - 100.00%		$ 22,434,194

*	Non-income producing.
(R)	Affiliated Company
ETF	Exchange Traded Fund.

Target Retirement 2030 Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.04%

	Bond Funds - 32.90%
180,875	Dodge & Cox Income Fund	$ 2,367,652
129,275	MEMBERS Bond Fund,
	Class Y (R)	1,300,505
231,555	MEMBERS High Income Fund,
	Class Y (R)	1,579,204
93,033	PIMCO Investment Grade Corporate
	Bond Fund	1,040,103
68,813	Templeton Global Bond Fund	919,337
		7,206,801

	Foreign Stock Funds - 9.78%
190,205	MEMBERS International
	Stock Fund, Class Y (R)	1,943,892
8,606	Principal International Emerging
	Markets Fund, Institutional Class	198,375
		2,142,267

	Money Market Funds - 1.40%
307,130	SSgA Prime Money Market Fund	307,130

	Stock Funds - 55.96%
43,011	Calamos Growth and Income Fund	1,221,940
36,910	Fairholme Fund	1,253,479
129,461	Hussman Strategic Growth Fund	1,649,329
32,657	iShares S&P 100 Index Fund ETF	1,749,762
69,522	MEMBERS Equity Income Fund,
	Class Y (R)*	725,813
146,088	MEMBERS Large Cap Growth Fund,
	Class Y (R)	2,147,491
184,203	MEMBERS Large Cap Value Fund,
	Class Y (R)	2,151,494
77,803	MEMBERS Small Cap Value Fund,
	Class Y (R)	754,691
13,692	T Rowe Price New Era Fund	606,405
		12,260,404

	Total Investment Companies - 100.04%	21,916,602
	( Cost $20,535,346 )

NET OTHER ASSETS AND LIABILITIES - (0.04)%		(8,570)
TOTAL NET ASSETS - 100.00%		$ 21,908,032

*	Non-income producing.
(R)	Affiliated Company
ETF	Exchange Traded Fund.

Target Retirement 2040 Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.22%

	Bond Funds - 22.45%
79,794	Dodge & Cox Income Fund	$ 1,044,505
66,692	MEMBERS Bond Fund,
	Class Y (R)	670,916
178,497	MEMBERS High Income Fund,
	Class Y (R)	1,217,347
51,124	PIMCO Investment Grade Corporate
	Bond Fund	571,565
61,487	Templeton Global Bond Fund	821,470
		4,325,803

	Foreign Stock Funds - 11.53%
179,408	MEMBERS International
	Stock Fund, Class Y (R)	1,833,547
16,878	Principal International Emerging
	Markets Fund, Institutional Class	389,028
		2,222,575

	Money Market Funds - 1.26%
242,822	SSgA Prime Money Market Fund	242,822

	Stock Funds - 64.98%
49,841	Calamos Growth and Income Fund	1,415,993
39,288	Fairholme Fund	1,334,233
110,603	Hussman Strategic Growth Fund	1,409,086
43,300	iShares S&P 100 Index Fund ETF	2,320,014
66,526	MEMBERS Equity Income Fund,
	Class Y (R)*	694,535
131,351	MEMBERS Large Cap Growth Fund,
	Class Y (R)	1,930,858
162,332	MEMBERS Large Cap Value Fund,
	Class Y (R)	1,896,038
75,966	MEMBERS Small Cap Value Fund,
	Class Y (R)	736,871
17,683	T Rowe Price New Era Fund	783,169
		12,520,797

	Total Investment Companies - 100.22%	19,311,997
	( Cost $18,002,299 )

NET OTHER ASSETS AND LIABILITIES - (0.22)%		(41,750)
TOTAL NET ASSETS - 100.00%		$ 19,270,247

*	Non-income producing.
(R)	Affiliated Company
ETF	Exchange Traded Fund.

Notes to Portfolios of Investments (Unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value. Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.

Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2010, only the International Stock Fund held securities deemed as a Level 3. These securities were valued at $0.

The following is a summary of the inputs used as of March 31, 2010 in valuing the funds’ investments carried at fair value:

_

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2010
Conservative Allocation1	$ 201,128,816	$ -	$ -	$ 201,128,816
Moderate Allocation1	363,169,750	-	-	363,169,750
Aggressive Allocation1	122,985,249	-	-	122,985,249
Money Market2	3,879,639	85,358,619	-	89,238,258
Bond
Asset Backed	-	8,169,400	-	8,169,400
Corporate Notes and Bonds	-	139,051,469	-	139,051,469
Mortgage Backed	-	137,482,455	-	137,482,455
U.S. Government and Agency Obligations	-	238,281,111	-	238,281,111
Certificate of Deposit	-	3,916,730	-	3,916,730
Investment Companies	24,963,197	-	-	24,963,197
	24,963,197	526,901,165	-	551,864,362
High Income
Corporate Notes and Bonds	-	89,118,252	-	89,118,252
Investment Companies	3,359,887	-	-	3,359,887
	3,359,887	89,118,252	-	92,478,139
Diversified Income
Common Stocks	196,179,260	-	-	196,179,260
Asset Backed	-	4,832,624	-	4,832,624
Corporate Notes and Bonds	-	87,476,003	-	87,476,003
Mortgage Backed	-	65,874,169	-	65,874,169
U.S. Government and Agency Obligations	-	63,818,875	-	63,818,875
Investment Companies	6,493,038	-	-	6,493,038
	202,672,298	222,001,671	-	424,673,969
Large Cap Value1	641,357,469	-	-	641,357,469
Large Cap Growth1	436,953,978	-	-	436,953,978
Mid Cap Value1	187,870,991	-	-	187,870,991
Mid Cap Growth
Common Stocks	215,077,361		-	215,077,361
Certificate of Deposit	-	5,140,711	-	5,140,711
Investment Companies	14,742,892	-	-	14,742,892
	229,820,253	5,140,711	-	234,960,964
Small Cap Value1	9,841,467	-	-	9,841,467
Small Cap Growth
Common Stocks	4,049,676	-	-	4,049,676
Certificate of Deposit	-	510,534	-	510,534
Investment Companies	218,329	-	-	218,329
	4,268,005	510,534		4,778,539
Global Securities
Common Stocks
Australia	-	1,312,439	-	1,312,439
Belgium	-	36	-	36
Canada	-	558,411	-	558,411
Finland	-	79,278	-	79,278
France	-	3,381,212	-	3,381,212
Germany	-	1,355,335	-	1,355,335
Italy	-	394,623	-	394,623
Japan	-	3,434,449	-	3,434,449
Netherlands	-	837,052	-	837,052
Singapore	-	824,402	-	824,402
Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2010
GlGlobal Securities (continued)
Switzerland	-	1,570,257	-	1,570,257
Taiwan	-	403,320	-	403,320
United Kingdom	-	5,196,671	-	5,196,671
United States	12,193,757	-	-	12,193,757
Investment Companies	582,088	-	-	582,088
	12,775,845	20,335,087	-	33,110,932
International Stock
Common Stocks
Australia3	-	786,709	-	786,709
Belgium	-	1,699,877	-	1,699,877
Brazil	-	2,286,737	-	2,286,737
Canada	-	2,712,312	-	2,712,312
China	-	761,178	-	761,178
Czech Republic	-	590,587	-	590,587
Denmark	-	1,343,057	-	1,343,057
France	-	6,610,932	-	6,610,932
Germany	-	3,539,164	-	3,539,164
Hong Kong	-	2,623,017	-	2,623,017
India	-	663,007	-	663,007
Ireland	-	1,065,324	-	1,065,324
Italy	-	1,214,476	-	1,214,476
Japan	-	16,244,939	-	16,244,939
Mexico	-	775,638	-	775,638
Netherlands	-	1,504,389	-	1,504,389
Norway	-	1,001,818	-	1,001,818
Russia	-	765,450	-	765,450
Singapore	-	757,519	-	757,519
Spain	-	1,076,891	-	1,076,891
Switzerland	-	7,223,979	-	7,223,979
Turkey	-	1,161,069	-	1,161,069
United Kingdom	-	22,899,182	-	22,899,182
Investment Companies	2,472,842	-	-	2,472,842
	2,472,842	79,307,251	-	81,780,093
Target Retirement 20201	22,011,857	-	-	22,011,857
Target Retirement 20301	21,916,602	-	-	21,916,602
Target Retirement 20401	19,311,997	-	-	19,311,997
1  At March 31, 2010, all investments are Level 1.  See Schedule of Investments.
2 At March 31, 2010, all Level 2 securities held are Short Term Investments.  See Schedule of Investments.

3 At March 31, 2010, all Level 3 securities held were valued at $0.  See Schedule of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the funds during the period ended March 31, 2010:

Fund	Fair Value Beginning Balance 1/1/2010	Purchases at Cost/Sales (Proceeds)	Amortization Disc/(Prem)	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value Ending Balance 3/31/2010
International Stock	$ –	$ –	$ –	$ –	$ –	$ –
Global Securities	–	–	–	–	–	–

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the funds’ financial statements and disclosures, if any, is currently being assessed.

Derivatives: In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the funds’ financial statements as the funds currently do not hold derivative financial instruments.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 26, 2010

By: (signature)

Greg Hoppe, Treasurer

Date: May 26, 2010